    As filed with the Securities and Exchange Commission on October 9, 1997
                                                     Registration Nos. 333-20649
                                                                        811-8033

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549
                              -------------------
                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933

                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 1
                                    and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                                Amendment No. 3
                       (Check Appropriate Box or Boxes)

                              -------------------

             Security Capital U.S. Real Estate Shares Incorporated
              (Exact Name of Registrant as Specified in Charter)
                            11 South LaSalle Street
                            Chicago, Illinois 60603
                                (312) 345-5800

       (Address of Principal Executive Offices, Including Zip Code, and
                    Telephone Number, Including Area Code)



                               With Copies to:

Anthony R. Manno, Jr.                          Jeffrey A. Klopf
Security Capital (US) Management Group         Security Capital Group
Incorporated                                   Incorporated
11 South LaSalle Street                        125 Lincoln Avenue
Chicago, Illinois 60603                        Santa Fe, New Mexico 87501
(Name and Address of Agent for Service)

Jeffrey C. Nellessen                           Diane E. Ambler
Security Capital (US) Management Group         Mayer, Brown & Platt
Incorporated                                   2000 Pennsylvania Avenue, N.W.
11 South LaSalle Street                        Washington, D.C. 20006
Chicago, Illinois 60603


    It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b).
[_]  on (date) pursuant to paragraph (b).
[X]  60 days after filing pursuant to paragraph (a)(1).
[_]  on (date pursuant to paragraph (a)(1) of Rule 485.
[_]  75 days after filing pursuant to paragraph (a)(2).
[_]  on (date pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               RULE 24F-2 NOTICE
Pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of shares of its Common Stock. The Fund has not yet completed its first fiscal year of operation, therefore, no Form 24f-2 has yet been filed.

                             CROSS REFERENCE TABLE

                             Pursuant to Rule 495

                   Showing Location in Part A (Prospectus),
               Part B (Statement of Additional Information), and
             Part C (Other Information) of Registration Statement
                       Information Required by Form N-1A

                                    PART A
                                    ------

     Item of Form N-1A                                     Prospectus Caption
     -----------------                                     ------------------
1.   Cover Page                                           Cover Page

2.   Synopsis                                             Description of SC-US

3.   Condensed Financial Information                      Financial Highlights

4.   General Description of Registrant                    Description of SC-US

5.   Management of SC-US                                  Management of SC-US

5A.  Management's Discussion of SC-US Performance         Performance Information

6.   Capital Stock and Other Securities                   Organization and Description of Capital Stock

7.   Purchase of Securities Being Offered                 Purchase of Shares

8.   Redemption or Repurchase                             Redemption of Shares

9.   Pending Legal Proceedings                            Not Applicable


                                    PART B
                                    ------

                                                             Statement of
                                                             Additional
     Item of Form N-1A                                       Information Caption
     -----------------                                       -------------------
10.  Cover Page                                           Cover Page

11.  Table of Contents                                    Table of Contents

12.  General Information and History                      Organization and Description of Capital Stock

13.  Investment Objectives and Policies                   Investment Objectives and Policies

14.  Management of SC-US                                  Management of SC-US

15.  Control Persons and Principal Holders                Organization and Description of Capital Stock
     of Securities


                                                             Statement of
                                                             Additional
Item of Form N-1A                                            Information Caption
-----------------                                            -------------------
16.  Investment Advisory and Other Services               Management of SC-US; Portfolio Transactions
                                                          and Brokerage

17.  Brokerage Allocation and Other Practices             Management of SC-US; Portfolio Transactions
                                                          and Brokerage

18.  Capital Stock and Other Securities                   Organization and Description of Capital Stock

19.  Purchase, Redemption and Pricing of                  Distribution Plan; Determination of Net Asset
     Securities Being Offered                             Value; Redemption of Shares

20.  Tax Status                                           Taxation

21.  Underwriters                                         Distributor

22.  Calculation of Performance Data                      Performance Information

23.  Financial Statements                                 Financial Statement

                                     PART C
                                     ------
     Item of Form N-1A                                            Part C Caption
     -----------------                                            --------------
24.  Financial Statements and Exhibits                    Financial Statements and Exhibits

25.  Persons Controlled by or Under                       Persons Controlled By or Under Common
     Common Control With Registrant                       Control with Registrant

26.  Number of Holders of Securities                      Number of Holders of Securities

27.  Indemnification                                      Indemnification

28.  Business and Other Connections of                    Business and Other Connections of
     Investment Adviser                                   Investment Adviser

29.  Principal Underwriters                               Principal Underwriter

30.  Location of Accounts and Records                     Location of Accounts and Records

31.  Management Services                                  Management Services

32.  Undertakings                                         Undertakings

33.  Signatures                                           Signatures

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration under the securities laws of any such State.
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++


PROSPECTUS
----------

                                     LOGO


                            11 South LaSalle Street
                            Chicago, Illinois 60603

     Security Capital U.S. Real Estate Shares Incorporated ("SC-US"), formerly Security Capital Employee REIT Fund Incorporated, is a non-diversified, no-load, open-end management investment company ("mutual fund") that seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in the securities of publicly traded real estate investment trusts ("REITs") in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management"), formerly Security Capital Investment Research Group Incorporated, serves as both investment adviser and administrator to SC-US.


     By this Prospectus, SC-US is offering Class I shares. Class I shares are offered to investors whose minimum investment is [$_________]. See "Purchase of Shares." SC-US also offers another class of shares which has different expenses which would affect performance. Investors desiring to obtain information about SC-US's other class of shares should call [1-800-________] (toll free) or ask their sales representatives or SC-US's distributor.

     This Prospectus provides you with information specific to the Class I shares of SC-US. It contains information you should know before you invest in SC-US. Investors are advised to read this Prospectus and retain it for future reference.

     An investment in SC-US should not be the sole source of investment for a shareholder. Rather, an investment in SC-US should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-US is designed for long-term investors, including those who wish to use shares for tax deferred retirement plans and individual retirement accounts, and not for investors who intend to liquidate their investments after a short period of time.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-US. A Statement of Additional Information dated [_______________, 1997], containing additional and more detailed information about SC-US has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling SC-US's Sub-Administrator at: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201- 0701; telephone number 1-800-699-4594 (toll free).


     This Prospectus is not an offer to sell nor a solicitation of an offer to buy in any state or jurisdiction where prohibited by law or to any firm or individual to whom it is unlawful to make such an offer.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                           [__________________________, 1997]

                                                      TABLE OF CONTENTS


                                                                  Page
                                                                  ----
Expenses.....................................................        2

Financial Highlights.........................................        4

Description of SC-US.........................................        5

Investment Objective and Policies............................        5

Real Estate Investment Trusts................................        6

Investment Strategy..........................................        6

Risk Factors.................................................        8

Non-Diversified Status; Portfolio Turnover...................        8

Investment Restrictions......................................        9

Management of SC-US..........................................       10

Investment Advisory Agreement................................       11

Administrator and Sub-Administrator..........................       12

Determination of Net Asset Value.............................       12

Purchase of Shares...........................................       13

Redemption of Shares.........................................       15

Dividends and Distributions..................................       16

Taxation.....................................................       17

Organization and Description of Capital Stock................       18

Custodian and Transfer and Dividend Disbursing Agent.........       18

Reports to Shareholders......................................       18

Performance Information......................................       19

Additional Information.......................................       19

                                    EXPENSES



Shareholder Transaction Expenses

     Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-US.


Annual Fund Operating Expenses

     The Class I shares of SC-US pay for certain expenses attributable to Class I shares directly out of SC-US's Class I assets. These expenses are related to management of SC-US, administration and other services. For example, SC-US pays an advisory fee and an administrative fee to SC (US) Management. SC-US also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-US's Class I assets to calculate SC-US's Class I net asset value per share. In this manner, shareholders pay for these expenses indirectly.

     The following table is provided to help shareholders understand the direct expenses of investing in SC-US and the portion of SC-US's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-US's projected expenses for its current fiscal period ending December 31, 1997, assuming that SC-US's average annual net assets for such fiscal year are [$___] million. The actual expenses in future years may be more or less than the numbers in the table, depending on a number of factors, including the actual value of SC-US's Class I assets.


                                    Fee Table
Shareholder Transaction Expenses:
    Maximum sales charge on purchases and reinvested distributions...........  None
    Redemption fee ..........................................................  [___%](1)
Annual Fund Operating Expenses (as a percentage of average net assets):
     Management fees.........................................................  [___%]
     12b-1 fees..............................................................  None
     Other expenses..........................................................  [___%]
     Total fund operating expenses(2)........................................  [___%]



(1) Class I shares redeemed within twelve months from the date of purchase will be subject to a redemption fee equal to [___%] of the redemption proceeds. SC-US's transfer agent charges a service fee of [$_____] for each wire redemption.

(2) SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-US's Class I total operating expenses, other than brokerage fees and commissions, at no more than [____%] of SC-US's average net assets for Class I shares for the year ending December 31, [____].

The information in the fee table has been restated to reflect current fees.


Examples

                                                                                 One        Three       Five         Ten
                                                                                 Year       Years       Years       Years
A shareholder would bear the following expenses on a
$1,000 investment, assuming: (1) a five percent annual
return, (2) redemption at the end of each time period,
and (3) operating expenses as outlined in the fee
table above................................................                      $___       $___        $___       $___

A shareholder would bear the following expenses on
a $1,000 investment, assuming: (1) a five percent annual
return, (2) no redemption, and (3) operating expenses
as outlined in the fee table above.........................                      $___       $___        $___       $___

                              FINANCIAL HIGHLIGHTS

         The following information on financial highlights for the period commencing December 20, 1997 (date of inception) through [_______________, 1997] is unaudited. This information should be read in conjunction with the financial statements and notes thereto which appear in the Statement of Additional Information.

                           [To be filed by amendment.]

                              DESCRIPTION OF SC-US

     SC-US is a non-diversified, open-end management investment company that was organized under the laws of the State of Maryland on January 23, 1997 as Security Capital Employee REIT Fund Incorporated ("SC-ERF"). Prior to [__________, 1997], when its name was officially changed to Security Capital U.S. Real Estate Shares Incorporated, SC-ERF issued one class of shares to directors, trustees, and employees of Security Capital Group Incorporated ("Security Capital Group") and its affiliates, and members of their families. In connection with the name change to SC-US, the Board of Directors voted to create two classes of shares, one of which, Class I shares, includes investors whose minimum investment is [$_________]. The second class of shares, Class R shares, which includes all other investors, offers different services and incurs different expenses than Class I shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock."




                        INVESTMENT OBJECTIVE AND POLICIES

     SC-US's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in the securities of publicly traded REITs in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. SC-US's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-US's policies, other than its investment objective and the investment restrictions described below under "Investment Restrictions," are fundamental and thus may be changed by SC-US's Board of Directors without shareholder approval. There can be no assurance that SC-US's investment objective will be achieved.

     Under normal circumstances, SC-US will invest at least 65% of its assets in REITs. Such equity securities will consist of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the securities' value, and (iv) preferred stocks. For purposes of SC-US's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in such real estate. SC-US may invest in securities issued by real estate companies that are controlled by Security Capital Group or its affiliates. When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-US will deviate from its investment objective and invest all or any portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company. SC-US may also at any time invest funds awaiting investment or held as reserves to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.

     SC-US will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-US's Board of Directors. If SC-US invests in securities issued by a real estate company that is controlled by Security Capital Group or any of its affiliates, such securities will be treated as illiquid securities. See SC-US's Statement of Additional Information for further discussion of illiquid securities.

     SC-US may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-US incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-US purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-US is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-US may also engage in short sales against the box, which involves selling a security SC-US holds in its portfolio for delivery at a specified date in the future. SC-US will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value). See SC-US's Statement of Additional Information for further discussion of short sales and short sales against the box.



                          REAL ESTATE INVESTMENT TRUSTS

     SC-US may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.


                               INVESTMENT STRATEGY

     SC-US intends to continue to follow its disciplined, research driven investment strategy, to identify those publicly traded real estate companies which have the potential to deliver above average cash flow growth. This investment strategy has been deployed by SC-US since its inception and has generated a total return as of September 30, 1997 of [____%], after the deduction of fees and expenses.

     SC-US's investment strategy is also similar to that of Security Capital Holdings, S.A.'s Special Opportunity Investments ("USREALTY Special Opportunity"). USREALTY Special Opportunity is a private investment portfolio with assets of [$_______] million (at fair market value, as of [________, 1997]) that invests primarily in publicly traded REITs in the United States. USREALTY Special Opportunity is advised by Security Capital (EU) Management S.A. SC (US) Management, acting as subadviser to Security Capital (EU) Management S.A., provides advice to USREALTY Special Opportunity with respect to investments in publicly traded U.S. REITs, relying on the same research and analytical tools and models that SC (US) Management will rely on in making investments on behalf of SC-US. For the year ended [___________,1997], USREALTY Special Opportunity achieved a total return of approximately [___%], after the deduction of fees and expenses. Past performance is not necessarily indicative of future results. In addition, as a private investment portfolio, USREALTY Special Opportunity is not subject to the same regulatory requirements, including the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, there can be no assurance that SC-US can achieve results similar to those achieved by USREALTY Special Opportunity. For current return information related to SC-US contact its Sub-Administrator, Firstar Trust Company, at 1-800-699-4594 (toll free).


REIT Industry Overview

     SC (US) Management believes that the U.S. real estate industry has experienced a fundamental transformation in the last five years which has created a significant market opportunity. Direct investment of equity capital in real estate, as was prevalent in the 1980s, has decreased while investments in publicly traded Equity REITs has increased. The aggregate market capitalization of Equity REITs has increased from $11.9 billion at December 31, 1990 to [$_____] billion at [___________, 1997], primarily as a result of [$____]
billion of public offerings conducted during that period. This increasing securitization of the U.S. real estate industry, primarily in the form of REITs, offers significant benefits to shareholders, including enhanced liquidity, real-time pricing and the opportunity for optimal growth and sustainable rates of return through a more rational and disciplined approach to capital allocation and operating management.

     SC (US) Management believes that the increasing securitization of the U.S. real estate industry is still in its initial stages and that this trend will continue over the next decade. SC-US intends to benefit from this restructuring by investing in Equity REITs that SC (US) Management believes could produce above-average returns.

     In addition to providing greater liquidity than direct real estate investments, REITs have also outperformed direct real estate investments for each of the past one, five, ten and fifteen year periods ended [_______, 1997]. The following chart reflects the performance of U.S. REITs compared to direct U.S. real estate investments and other indices.


                          REITs vs. Other Investments
                  (Compounded Annual Total Rates of Return*)

                                        NAREIT(1)       NCREIF(2)                                    Consumer
                                       ------------     --------                                    -----------
      Through [           , 1997]      Equity Index       Index         S&P 500(3)     Bonds(4)     Price Index
      ---------------------------      ------------       -----        -----------     --------     -----------
      6 months
      1 year
      5 years
      15 years
      20 years



* The rates of returns for the indices shown in the table reflect past performance and are not necessarily indicative of future results of such indices or individual stocks contained therein, nor are such past returns necessarily indicative of the returns that shareholders should expect to receive from SC-US.

(1)  National Association of Real Estate Investment Trusts.

(2) National Counsel of Real Estate Investment Fiduciaries; Index began in 1982, data as of [_______, 1997].

(3)  Assumes the reinvestment of all dividends.

(4)  Merrill Lynch Government/Corporate Bond Index (Master).



A Research-Driven Philosophy and Approach

     SC-US seeks to achieve top-quartile returns by investing primarily in Equity REITs which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of extensive property market research and in-depth operating company cash flow modeling.

     Property Market Research. SC-US is uniquely positioned to access meaningful, proprietary real estate research collected at the market, submarket and property level. This market research is provided by operating professionals within the Security Capital Group affiliate company network and assists SC (US) Management in identifying attractive growth markets and property sectors prior to making investment decisions. Specifically, SC-US endeavors to identify markets reaching a "marginal turning point." The market research conducted by SC-US includes a comprehensive evaluation of real estate supply and demand factors (such as population and economic trends, customer and industry needs, capital flows and building permit and construction data) on a market and submarket basis and by product type. Specifically, primary market research evaluates normalized cash flow lease economics

(accounting for capital expenditures and other leasing costs) to determine whether the core economy of a real estate market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC-US believe it can identify markets, and thus, real estate operating companies, with the potential for higher than average growth prospects.

     Real Estate Operating Company Evaluation and Cash Flow Modeling. SC (US) Management believes that analyzing the quality of a company's net cash flow ("NCF") and its potential growth is the appropriate identifier of above-average return opportunities. Certain REIT valuation models utilized by SC (US) Management integrate property market research with analysis on specific property portfolios in order to establish an independent value of the underlying sources of a company's NCF. Additional valuation models measure and compare the impact of certain factors, both internal and external, on NCF growth expectations. The data from these valuation models is ultimately compiled and reviewed in order to identify real estate operating companies with significant potential for growth.


                                  RISK FACTORS

Risks of Investment in Real Estate Securities

     SC-US will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-US may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent on the management skills of the management of the REIT and of the operators of the real estate in which the REITs are invested and generally may not be diversified. Equity and Mortgage REITs are also subject to defaults by borrowers or customers and self-liquidation. REITs also generate expenses that are separate and apart from those charged by SC-US and therefore, shareholders will indirectly pay the fees charged by the REITs in which SC-US invests. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a customer's ability to meet its obligations to the REIT. In the event of a default by a borrower or customer, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

                   NON-DIVERSIFIED STATUS; PORTFOLIO TURNOVER

     SC-US operates as a "non-diversified" investment company under the 1940 Act, which means SC-US is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-US intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally will relieve SC-US of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-US will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-US's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-US will not own more than 10% of the outstanding voting securities of a single issuer. SC-US's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-US, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-US may present greater risk to an investor than an investment in a diversified company.


     SC-US anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by SC-US are replaced one and one-half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-US. High portfolio turnover may result in the realization of net short-term capital gains by SC-US which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                             INVESTMENT RESTRICTIONS

     SC-US has adopted certain investment restrictions, which may not be changed without the approval of the holders of a majority of SC-US's outstanding voting securities as defined below. The percentage limitations set forth below, as well as those described elsewhere in this Prospectus, apply only at the time an investment is made or other relevant action is taken by SC-US.

     In addition to other fundamental investment restrictions listed elsewhere in this Prospectus, SC-US will not:

     1. Make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

     2. Borrow money, or pledge its assets, except that SC-US may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities, but not in an aggregate amount exceeding 33 1/3% of the value of SC-US's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of SC-US's total assets will be repaid before any subsequent investments are made;

     3. Invest in illiquid securities, as defined in "Investment Objective and Policies," if immediately after such investment more than 10% of SC-US's net assets (taken at market value) would be invested in such securities;

     4. Engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value); or

     5. Purchase or sell real estate, except that SC-US may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities.

     The foregoing restrictions are fundamental policies for purposes of the 1940 Act and therefore may not be changed without the approval of a majority of SC-US's outstanding voting securities. As used in this Prospectus, a majority of SC-US's outstanding voting securities means the lesser of (a) more than 50% of its outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy. SC-US policies and restrictions which are not fundamental may be modified by SC-US's Board of Directors without shareholder approval if, in the reasonable exercise of its business judgment, modification is determined to be necessary or appropriate to carry out SC-US's objective. However, SC-US will not change its investment policies or restrictions without written notice to shareholders.

                               MANAGEMENT OF SC-US

Board of Directors

     The overall management of the business and affairs of SC-US is vested with the Board of Directors. The Board of Directors approves all significant agreements between SC-US and persons or companies furnishing services to it, including SC-US's agreements with SC (US) Management, or its administrator, custodian and transfer agent. The management of SC-US's day-to-day operations is delegated to its officers, SC (US) Management and the administrator, subject always to the investment objective and policies of SC-US and to general supervision by the Board of Directors. Although SC-US is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-US's Articles of Incorporation. The Directors and officers of SC-US and their principal occupations are set forth below.

     Stephen F. Kasbeer             Director; retired Senior Vice President for Administration and
                                    Treasurer of Loyola University Chicago.

     Anthony R. Manno, Jr.          Chairman of the Board of Directors, Managing Director and President
                                    of SC-US; Managing Director and President of SC (US) Management.

     [__________]                   Director

     John H. Gardner, Jr.           Managing Director of SC-US; Managing Director of SC (US)
                                    Management.

     Jeffrey C. Nellessen           Secretary and Treasurer of SC-US; Vice President, Secretary and
                                    Treasurer of SC (US) Management.

     Kenneth D. Statz               Vice President of SC-US and Senior Vice President of SC (US)
                                    Management.


SC (US) Management

     Security Capital (US) Management Group Incorporated ("SC (US) Management"), formerly Security Capital Investment Research Group Incorporated, with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-US under the overall supervision and control of the Directors of SC-US. SC (US) Management intends to achieve top-quartile returns, compared with other mutual funds that invest primarily in securities issued by U.S. real estate companies, by integrating in-depth, proprietary property market research with sophisticated capital markets research and modeling. There can be no assurance that SC (US) Management will achieve this goal. SC (US) Management was formed in December 1996, and is registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). Its principal officers are Anthony R. Manno, Jr., Managing Director and President and John H. Gardner, Jr., Managing Director. Messrs. Manno, Gardner and Statz are responsible for the day-to-day management of SC-US's portfolio. SC (US) Management is a wholly-owned subsidiary of Security Capital Group, a real estate research, investment and management company.

     Following are the employees of SC (US) Management that are responsible for identifying and analyzing investments on behalf of SC-US.


Albert D. Adriani                       Vice President of SC (US) Management.

Kevin W. Bedell           Vice President of SC (US) Management where he is
                          responsible for researching corporate and portfolio
                          acquisitions.

Darcy B. Boris            Vice President of Security Capital Real Estate
                          Research Group Incorporated where she conducts
                          strategic market analyses.

Mark J. Chapman           President of Security Capital Real Estate Research
                          Group Incorporated where he is director of the group
                          and conducts strategic market analyses.

James D. Foster           SC (US) Management employee responsible for conducting
                          strategic market and product analyses.

John Montaquila III       SC (US) Management employee responsible for conducting
                          strategic market and product analyses.



                         INVESTMENT ADVISORY AGREEMENT

     Pursuant to an amended investment advisory agreement (the "Advisory Agreement"), SC (US) Management furnishes a continuous investment program for SC-US's portfolio, makes the day-to-day investment decisions for SC-US, and generally manages SC-US's investments in accordance with the stated policies of SC-US, subject to the general supervision of SC-US's Board of Directors. SC (US) Management also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of SC-US. Consistent with the Conduct Rules National Association of Securities Dealers, Inc., and subject to seeking best price and execution, SC (US) Management may consider sales of shares of SC-US and other subjective factors in the selection of brokers and dealers to enter into portfolio transactions with SC-US. SC (US) Management provides persons satisfactory to the Directors of SC-US to serve as officers of SC-US. Such officers, as well as certain other employees and Directors of SC-US, may be directors, officers, or employees of SC (US) Management.

     Under the Advisory Agreement, SC-US Class I shares pay SC (US) Management a monthly management fee in an amount equal to 1/12th of [____%] of the average daily net assets of SC-US Class I shares (approximately [____%] on an annual basis). Under the Advisory Agreement, SC (US) Management also has committed to waive fees and/or reimburse expenses to maintain SC-US's Class I shares' total operating expenses, other than brokerage fees and commissions, at no more than [___%] of SC-US's Class I average net assets for the year ending December 31, [____].

     In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-US Class I shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing SC-US's prospectus and shareholder reports, (e) costs of maintaining SC-US's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, and (i) upon the approval of SC-US's Board of Directors, costs of personnel of SC (US) Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-US shares pays the portion of SC-US expenses attributable to its operations.

     The Advisory Agreement provides that SC (US) Management will reimburse SC-US for its expenses (exclusive of interest, taxes, brokerage, distribution expenditures and extraordinary expenses, all to the extent permitted by applicable state securities laws and regulations) which in any year exceed the limits prescribed by any state in which SC-US's Class I shares are qualified for sale. SC-US may not qualify Class I shares for sale in every state. Expense reimbursements, if any, are accrued daily and paid monthly.

                       ADMINISTRATOR AND SUB-ADMINISTRATOR

     SC (US) Management has also entered into a fund accounting and administration agreement with SC-US (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-US, including (i) providing office space, telephone, office equipment and supplies for SC-US; (ii) paying compensation of SC-US's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of SC-US; (iv) supervising preparation of the periodic updating of SC-US's Prospectus and Statement of Additional Information; (v) supervising preparation of quarterly reports to SC-US's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-US's investment portfolio and the publication of the net asset value of SC-US's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-US, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-US; (ix) maintaining books and records for SC-US (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-US's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

     In accordance with the terms of the Administration Agreement and with the approval of SC-US's Board of Directors, SC (US) Management has caused SC-US to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

     Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-US's net asset value and preparing such figures for publication, maintaining certain of SC-US's books and records that are not maintained by SC (US) Management, or the custodian or transfer agent, preparing financial information for SC-US's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-US pays the Sub-Administrator a monthly administration fee at the annual rate of [___%] of the first [$______] of SC-US's average daily net assets, and at lower rates on SC-US's average daily net assets in excess of that amount, subject to an annual minimum fee of [$_______]. The Sub-Administrator also serves as SC-US's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

     Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-US under the Sub-Administration Agreement, subject to the overall authority of SC-US's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-US at the annual rate of [___%] of SC-US's average daily net assets.


                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share of SC-US Class I shares, $.01 par value per share ("Common Stock"), is determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in SC-US's investments to affect the net asset value, as of the close of trading on the New York Stock Exchange, by adding the market value of all securities in SC-US's portfolio and other assets represented by Class I shares, subtracting liabilities, incurred or accrued allocable to Class I shares, and dividing by the total number Class I shares then outstanding.

     For purposes of determining the net asset value per share of Class I shares, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the NASDAQ National Market are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

     Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by SC (US) Management to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. Any securities, or other assets, for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors that best reflects the fair value of such securities or assets.


                              PURCHASE OF SHARES

     Class I shares of SC-US are being offered to investors whose minimum investment is [$_________].

     SC-US Class I shares may be purchased through any dealer which has entered into a sales agreement with Security Capital Markets Group Incorporated, in its capacity as principal distributor of SC-US's shares (the "Distributor"). Firstar Trust Company, SC-US's Transfer Agent, may also accept purchase applications.


     The minimum initial investment is [$_________]. Subsequent investments in the amount of at least [$_____] may be made by mail or by wire.

     Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S. bank, savings and loan, or credit union or by wire transfer. Orders for shares of SC-US will become effective at the net asset value per share next determined after receipt of payment. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to a shareholder promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class I is being purchased.

     By investing in SC-US, a shareholder appoints the Transfer Agent, as his or her agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book-entry form. It is more complicated to redeem shares held in certificate form.


Initial Investment

     Class I shares may be purchased by completing the enclosed application and mailing it along with a check or money order payable to "Security Capital U.S. Real Estate Shares Incorporated," to a securities dealer or the Transfer Agent. If mailing to the Transfer Agent, please use the following address: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to the following address: Security Capital U.S. Real Estate Shares Incorporated, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. SC-US does not consider the U.S. Postal service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or SC-US. Do not mail letters by overnight courier to the post office box.

     If a shareholder chooses a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-US shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If a shareholder's check does not clear, a service fee of [$_____] will be charged. Such shareholder will also be responsible for any losses suffered by SC-US as a result. Neither cash nor third-party checks will be accepted. All applications to purchase shares are subject to acceptance by SC-US and are not binding until so accepted. SC-US reserves the right to decline or accept a purchase order application in whole or in part.


Wire Purchases

     Class I shares may be purchased by wire only through the Transfer Agent. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of shares:

      Wire to:            Firstar Bank
                          ABA Number 075000022

      Credit:             Firstar Trust Company
                          Account 112-952-137

      Further Credit:     Security Capital U.S. Real Estate Shares Incorporated
                          (shareholder account number)
                          (shareholder name/account registration)

     Please call 1-800-699-4594 (toll free) prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. SC-US is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.


Telephone Purchases

     Additional shares may be purchased by moving money from a shareholder's bank account to his or her SC-US account. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days. Telephone transactions may not be used for initial purchases of Class I shares.



Subsequent Investments

     Additional investments of at least [$____] may be made by mail or by wire. When an additional purchase is made by mail, a check payable to "Security Capital U.S. Real Estate Shares Incorporated" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.

                             REDEMPTION OF SHARES

     A shareholder may request redemption of part or all of his or her Class I shares at any time at the next determined net asset value. See "Determination of Net Asset Value." SC-US normally will mail the redemption proceeds to the shareholder on the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, SC-US may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to twelve days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-US of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."


Redemption Fee

     If SC-US Class I shares are purchased and then redeemed within twelve months from the date of purchase, a redemption fee of [____%] of the redemption proceeds will be deducted by SC-US. In determining whether a redemption fee is payable, it will be assumed that the redemption is made first of Class I shares that have been held for more than one year, and second of Class I shares that have been held the longest that are still subject to the redemption fee.


Redemption by Telephone

     Shares may also be redeemed by calling the Transfer Agent at 1-800-699-4594 (toll free). In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to such shareholder or transmitted to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change the address, the Transfer Agent may be called or a written request must be sent to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-US reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-US will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-US reserves the right to refuse a telephone redemption request if so advised.


Redemption by Mail

     For most redemption requests, a shareholder need only furnish a written, unconditional request to redeem his or her Class I shares (or a fixed dollar amount) at net asset value to SC-US's Transfer Agent: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to Security Capital U.S. Real Estate Shares Incorporated, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption must be signed exactly as the shares are registered, including the signature of each joint owner. A shareholder must also specify the number of shares or dollar amount to be redeemed. If the Class I shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a [$_____] service fee for wire redemptions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-US does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or SC-US. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.


Signature Guarantees

     Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-US or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.


Other Redemption Information

     Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

     SC-US may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-US not reasonably practicable.

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

     A shareholder's account may be terminated by SC-US on not less than 30 days' notice if, at the time of any redemption of Class I shares in his or her account, the value of the remaining shares in the account falls below [$____]. Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.


                          DIVIDENDS AND DISTRIBUTIONS

     Dividends from SC-US's investment income will be declared and distributed quarterly. SC-US intends to distribute net realized capital gains, if any, at least annually although SC-US's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-US's distribution policies for SC-US and its shareholders, see "Taxation."

     Distributions will automatically be paid in full and fractional shares of SC-US based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.

                                   TAXATION

     The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-US, including the status of distributions under applicable state or local law.


Federal Income Taxes

     SC-US intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that SC-US distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves SC-US of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-US, which does not include distributions received by SC-US from REITs. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-US at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-US is financed with indebtedness.

     The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-US to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

     Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by SC-US during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.


     Any dividend or distribution received by a shareholder on shares of SC-US will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

     A dividend or capital gains distribution with respect to shares of SC-US held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     SC-US will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-US, or the Secretary of the Treasury notifies SC-US that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

     Further information relating to tax consequences is contained elsewhere in this Prospectus and in the Statement of Additional Information.


State and Local Taxes

     SC-US distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in SC-US.


                 ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

     SC-US was incorporated on January 23, 1997 under Maryland law as Security Capital Employee REIT Fund Incorporated. On [ __________, 1997], its name was officially changed to Security Capital U.S. Real Estate Shares Incorporated.


     SC-US is authorized to issue 50,000,000 shares of Common Stock, $.01 par value per share. SC-US's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-US's Common Stock and reclassify and issue any unissued shares of SC-US. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. Pursuant to this authority, the Board of Directors of SC-US has authorized the issuance of two classes of shares: Class I shares and Class R shares. Class I shares offer different services to shareholders and incur different expenses than Class R shares. Each class pays its proportionate share of SC-US expenses.

     Both classes of SC-US shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of SC-US shares. Both classes of SC-US shares when duly issued are fully paid and nonassessable. The rights of the holders of Class I shares may not be modified except by the vote of a majority of all Class I shares outstanding. Class I shareholders have exclusive voting rights with respect to matters relating solely to Class I shares. Class I shareholders vote separately from Class R shareholders on matters in which the interests of Class I shareholders differ from the interests of Class R shareholders.

     SC-US is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-US entitled to vote at the meeting. SC-US will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

     SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group, owns [___%] of the issued and outstanding shares of SC-US, which means that SCERF controls SC-US for purposes of the 1940 Act. The effect of SCERF's ownership of a controlling interest in SC-US is to dilute the voting power of other SC-US shareholders.


             CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Firstar Trust Company, which has its principal business address at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-US's investments and to serve as SC-US's transfer and dividend disbursing agent. Firstar Trust Company does not have any part in deciding SC-US's investment policies or which securities are to be purchased or sold for SC-US's portfolio.


                            REPORTS TO SHAREHOLDERS

     The fiscal year of SC-US ends on December 31 of each year. SC-US will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-US's independent accountants, will be sent to shareholders each year.

                            PERFORMANCE INFORMATION

     From time to time, SC-US may advertise the "average annual total return" of the Class I shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-US's Class I shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-US's Class I shares and assumes that any income, dividends and/or capital gains distributions made by SC-US's Class I shares during the period are reinvested in Class I shares of SC-US. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-US's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-US's Class I annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-US also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-US's Class I shares for the specific period (again reflecting changes in SC-US's Class I share price and assuming reinvestment of Class I dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

     It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine SC-US's performance.



                  [Performance data to be filed by amendment]


                            ADDITIONAL INFORMATION

     Any shareholder inquiries may be directed to SC-US at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the Statement of Additional Information which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-US with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+Information contained herein is subject to completion or amendment. A         +
+registration statement relating to these securities has been filed with the + +Securities and Exchange Commission. These securities may not be sold nor may + +offers to buy be accepted prior to the time the registration statement becomes+
+effective. This prospectus shall not constitute an offer to sell or the       +
+solicitation of an offer to buy nor shall there by any sale of these          +
+securities in any State in which such offer, solicitation or sale would be + +unlawful prior to registration or qualification under the securities laws of +
+any such State.                                                               +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                                  PROSPECTUS
                                  ----------

                                     LOGO

                            11 South LaSalle Street
                            Chicago, Illinois 60603

     Security Capital U.S. Real Estate Shares Incorporated ("SC-US"), formerly Security Capital Employee REIT Fund Incorporated, is a non-diversified, no-load, open-end management investment company ("mutual fund") that seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in the securities of publicly traded real estate investment trusts ("REITs") in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management"), formerly Security Capital Investment Research Group Incorporated, serves as both investment adviser and administrator to SC-US.

     By this Prospectus, SC-US is offering Class R shares. SC-US also offers another class of shares which has different expenses which would affect performance. Investors desiring to obtain information about SC-US's other class of shares should call [1-800-___________] (toll free) or ask their sales representatives or SC-US's distributor. This Prospectus provides you with information specific to the Class R shares of SC-US. It contains information you should know before you invest in SC-US.

     Investors are advised to read this Prospectus and retain it for future reference.

     An investment in SC-US should not be the sole source of investment for a shareholder. Rather, an investment in SC-US should be considered as part of an overall portfolio strategy which includes fixed income and equity securities. SC-US is designed for long-term investors, including those who wish to use shares for tax deferred retirement plans and individual retirement accounts, and not for investors who intend to liquidate their investments after a short period of time.

     This Prospectus sets forth concisely the information a prospective investor should know before investing in SC-US. A Statement of Additional Information dated _______________, 1997, containing additional and more detailed information about SC-US has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling SC-US's SubAdministrator at:
Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701; telephone number 1-800-699-4594 (toll free).

     This Prospectus is not an offer to sell nor a solicitation of an offer to buy in any state or jurisdiction where prohibited by law or to any firm or individual to whom it is unlawful to make such an offer.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             [______________, 1997]

                               TABLE OF CONTENTS


                                                              Page
                                                              ----
Expenses................................................         2

Financial Highlights....................................         4

Description of SC-US....................................         5

Investment Objective and Policies.......................         5

Real Estate Investment Trusts...........................         6

Investment Strategy.....................................         6

Risk Factors...........................................          8

Non-Diversified Status; Portfolio Turnover..............         8

Investment Restrictions.................................         9

Management of SC-US.....................................        10

Investment Advisory Agreement...........................        11

Administrator and Sub-Administrator.....................        12

Distribution and Servicing Plan.........................        12

Determination of Net Asset Value........................        13

Purchase of Shares......................................        13

Redemption of Shares....................................        16

Dividends and Distributions.............................        17

Taxation................................................        18

Organization and Description of Capital Stock...........        19

Custodian and Transfer and Dividend
  Disbursing Agent......................................        19

Reports to Shareholders.................................        20

Performance Information.................................        20

Additional Information..................................        20

EXPENSES

Shareholder Transaction Expenses

     Shareholder transaction expenses are direct charges which are incurred when shareholders buy or sell shares of SC-US.


Annual Fund Operating Expenses

     The Class R shares of SC-US pay for certain expenses attributable to Class R shares directly out of SC-US's Class R assets. These expenses are related to management of SC-US, administration and other services. For example, SC-US pays an advisory fee and an administrative fee to SC (US) Management. SC-US also has other customary expenses for services such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. These operating expenses are subtracted from SC-US's Class R assets to calculate SC-US's Class R net asset value per share. In this manner, shareholders pay for these expenses indirectly.

     The following table is provided to help shareholders understand the direct expenses of investing in SC-US and the portion of SC-US's operating expenses that they might expect to bear indirectly. The numbers reflected below are based on SC-US's projected expenses for its current fiscal period ending December 31, 1997, assuming that SC-US's average annual net assets for such fiscal year are [$_____] million. The actual expenses in future years may be more or less than the numbers in the table, depending on a number of factors, including the actual value of SC-US's assets.


                                   Fee Table

Shareholder Transaction Expenses:
    Maximum sales charge on purchases and reinvested distributions . . . . .   None
    Redemption fee   . . . . . . . . . . . . . . . . . . . . . . . . . . . .   [___%](1)
Annual Fund Operating Expenses (as a percentage of average net assets):
     Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .   [___%]
     12b-1 fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   [___%]
     Other expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   [___%]
     Total fund operating expenses(2)  . . . . . . . . . . . . . . . . . . .   [___%]

-----------

(1) Class R shares redeemed within twelve months from the date of purchase will be subject to a redemption fee equal to [____%] of the redemption proceeds. SC-US's transfer agent charges a service fee of [$____] for each wire redemption.

(2) SC (US) Management has committed to waive fees and/or reimburse expenses to maintain SC-US's Class R total operating expenses, other than brokerage fees and commissions, at no more than [___%] of SC-US's average net assets for Class R shares for the year ending December 31, [____].

The information in the Fee Table has been restated to reflect current fees.

Examples


                                                                      One       Three        Five         Ten
                                                                     Year       Years       Years        Years
                                                                     ----       -----       -----        -----
A shareholder would bear the following expenses on a $1,000
investment, assuming; (1) a five percent annual return,
(2) redemption at the end of each time period, and (3)
operating expenses as outlined in the fee table above . . . .       $______     $______     $______        $_____

A shareholder would bear the following expenses on a
$1,000 investment, assuming: (1) a five percent annual
return, (2) no redemption, and (3) operating expenses
as outlined in the fee table above  . . . . . . . . . . . . .       $______      $_____      $_____        $_____

                              FINANCIAL HIGHLIGHTS


     The following information on financial highlights for the period commencing December 20, 1997 (the date of inception) through [___________, 1997] is unaudited. This information should be read in conjunction with the financial statements and notes thereto which appear in the Statement of Additional Information.

                           [To be filed by amendment.]

                             DESCRIPTION OF SC-US

     SC-US is a non-diversified, open-end management investment company that was organized under the laws of the State of Maryland on January 23, 1997 as Security Capital Employee REIT Fund Incorporated ("SC-ERF"). Prior to [__________, 1997], when its name was officially changed to Security Capital U.S. Real Estate Shares Incorporated, SC-ERF issued one class of shares to directors, trustees and employees of Security Capital Group Incorporated ("Security Capital Group") and its affiliates and members of their families. In connection with the name change, to SC-US, the Board of Directors voted to create two classes of shares, one of which, Class I shares, includes investors whose minimum investment is [$____]. The second class of shares, Class R shares, which includes all other investors, offers different services and incurs different expenses than Class I shares, which would affect performance. See "Purchase of Shares" and "Organization and Description of Capital Stock."


                        INVESTMENT OBJECTIVE AND POLICIES

     SC-US's investment objective is to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in the securities of publicly traded REITs in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. SC-US's investment objective is "fundamental" and cannot be changed without approval of a majority of its outstanding voting securities. None of SC-US's policies, other than its investment objective and the investment restrictions described below under "Investment Restrictions," are fundamental and thus may be changed by SC-US's Board of Directors without shareholder approval. There can be no assurance that SC-US's investment objective will be achieved.

     Under normal circumstances, SC-US will invest at least 65% of its assets in REITs. Such equity securities will consist of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks where the conversion feature represents, in SC (US) Management's view, a significant element of the securities' value, and (iv) preferred stocks. For purposes of SC-US's investment policies, a "real estate company" is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in such real estate. SC-US may invest in securities issued by real estate companies that are controlled by Security Capital Group or its affiliates. When, in the judgment of SC (US) Management, market or general economic conditions justify a temporary defensive position, SC-US will deviate from its investment objective and invest all or any portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company. SC-US may also at any time invest funds awaiting investment or held as reserves to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.

     SC-US will not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. SC (US) Management will monitor the liquidity of such restricted securities under the supervision of SC-US's Board of Directors. If SC-US invests in securities issued by a real estate company that is controlled by Security Capital Group or any of its affiliates, such securities will be treated as illiquid securities. See SC-US's Statement of Additional Information for further discussion of illiquid securities.

     SC-US may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-US incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-US purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-US is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. SC-US may also engage in short sales against the box, which involves selling a security SC-US holds in its portfolio for delivery at a specified date in the future. SC-US will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value). See SC-US's Statement of Additional Information for further discussion of short sales and short sales against the box.


                          REAL ESTATE INVESTMENT TRUSTS

     SC-US may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.


                               INVESTMENT STRATEGY

     SC-US intends to continue to follow its disciplined, research driven investment strategy, to identify those publicly traded real estate companies which have the potential to deliver above average cash flow growth. This investment strategy has been deployed by SC-US since its inception and has generated a total return as of September 30, 1997 of [____%], after the deduction of fees and expenses.

     SC-US's investment strategy is also similar to that of Security Capital Holdings, S.A.'s Special Opportunity Investments ("USREALTY Special Opportunity"). USREALTY Special Opportunity is a private investment portfolio with assets of [$_____] million (at fair market value, as of [___________, 1997]) that invests primarily in publicly traded REITs in the United States. US REALTY Special Opportunity is advised by Security Capital (EU) Management S.A. SC (US) Management, acting as subadviser to Security Capital (EU) Management S.A., provides advice to USREALTY Special Opportunity with respect to investments in publicly traded U.S. REITs, relying on the same research and analytical tools and models that SC (US) Management will rely on in making investments on behalf of SC-US for the year ended [___________, 1997], USREALTY Special Opportunity achieved a total return of approximately [___%], after the deduction of fees and expenses. Past performance is not necessarily indicative of future results. In addition, as a private investment portfolio, USREALTY Special Opportunity is not subject to the same regulatory requirements, including the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, there can be no assurance that SC-US can achieve results similar to those achieved by USREALTY Special Opportunity.] For current return information related to SC-US contact its Sub-Administrator, Firstar Trust Company, at 1-800- 699-4594 (toll free).


REIT Industry Overview

     SC (US) Management believes that the U.S. real estate industry has experienced a fundamental transformation in the last five years which has created a significant market opportunity. Direct investment of equity capital in real estate, as was prevalent in the 1980s, has decreased while investments in publicly traded Equity REITs has increased. The aggregate market capitalization of Equity REITs has increased from $11.9 billion at December 31, 1990 to [$____] billion at [________, 1997] primarily as a result of [$_____] billion of public offerings conducted during that period. This increasing securitization of the U.S. real estate industry, primarily in the form of REITs, offers significant benefits to shareholders, including enhanced liquidity, real-time pricing and the opportunity for optimal growth and sustainable rates of return through a more rational and disciplined approach to capital allocation and operating management.

     In addition to providing greater liquidity than direct real estate investments, REITs have also outperformed direct real estate investments for each of the past one, five, ten and fifteen year periods ended [__________, 1997]. The following chart reflects the performance of U.S. REITs compared to direct U.S. real estate investments and other indices.

     SC (US) Management believes that the increasing securitization of the U.S. real estate industry is still in its initial stages and that this trend will continue over the next decade. SC-US intends to benefit from this restructuring by investing in Equity REITs that SC (US) Management believes could produce above-average returns.


REITs vs. Other Investments

                   (Compounded Annual Total Rates of Return*)


                                      NAREIT(1)       NCREIF(2)                                       Consumer
                                      ---------       ---------                                       --------
Through [________, 1997]            Equity Index        Index       S&P 500(3)        Bonds(4)       Price Index
------------------------            ------------        -----      -----------        --------       -----------
6 months

1 year

5 years

15 years

20 years


---------------

* The rates of returns for the indices shown in the table reflect past performance and are not necessarily indicative of future results of such indices or individual stocks contained therein, nor are such past returns necessarily indicative of the returns that shareholders should expect to receive from SC-US.

(1)  National Association of Real Estate Investment Trusts.

(2) National Counsel of Real Estate Investment Fiduciaries; Index began in 1982, data as of [_______, 1997].

(3) Assumes the reinvestment of all dividends.

(4)  Merrill Lynch Government/Corporate Bond Index (Master).



A Research-Driven Philosophy and Approach

     SC-US seeks to achieve top-quartile returns by investing primarily in Equity REITs which have the potential to deliver above-average growth. SC (US) Management believes that these investment opportunities can only be identified through the integration of extensive property market research and in-depth operating company cash flow modeling.

     Property Market Research. SC-US is uniquely positioned to access meaningful, proprietary real estate research collected at the market, submarket and property level. This market research is provided by operating professionals within the Security Capital Group affiliate company network and assists SC (US) Management in identifying attractive growth markets and property sectors prior to making investment decisions. Specifically, SC-US endeavors to identify markets reaching a "marginal turning point." The market research conducted by SC-US includes a comprehensive evaluation of real estate supply and demand factors (such as population and economic trends, customer and industry needs, capital flows and building permit and construction data) on a market and submarket basis and by product type. Specifically, primary market research evaluates normalized cash flow lease economics (accounting for capital expenditures and other leasing costs) to determine whether the core economy of a real estate market is expected to improve, stabilize or decline. Only through disciplined real estate market research does SC-US believe it can identify markets, and thus, real estate operating companies, with the potential for higher than average growth prospects.

     Real Estate Operating Company Evaluation and Cash Flow Modeling. SC (US) Management believes that analyzing the quality of a company's net cash flow ("NCF") and its potential growth is the appropriate identifier of above-average return opportunities. Certain REIT valuation models utilized by SC (US) Management integrate property market research with analysis on specific property portfolios in order to establish an independent value of the underlying sources of a company's NCF. Additional valuation models measure and compare the impact of certain factors, both internal and external, on NCF growth expectations. The data from these valuation models is ultimately compiled and reviewed in order to identify real estate operating companies with significant potential for growth.


                                 RISK FACTORS

Risks of Investment in Real Estate Securities

     SC-US will not invest in real estate directly, but only in securities issued by real estate companies. However, SC-US may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. Such risks include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to customers and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent on the management skills of the management of the REIT and of the operators of the real estate in which the REITs are invested and generally may not be diversified. Equity and Mortgage REITs are also subject to defaults by borrowers or customers and self-liquidation. REITs also generate expenses that are separate and apart from those charged by SC-US and therefore, shareholders will indirectly pay the fees charged by the REITs in which SC-US invests. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a customer's ability to meet its obligations to the REIT. In the event of a default by a borrower or customer, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

                  NON-DIVERSIFIED STATUS; PORTFOLIO TURNOVER

     SC-US operates as a "non-diversified" investment company under the 1940 Act, which means SC-US is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, SC-US intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which generally will relieve SC-US of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See "Taxation." To qualify as a regulated investment company, among other requirements, SC-US will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of SC-US's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and SC-US will not own more than 10% of the outstanding voting securities of a single issuer. SC-US's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because SC-US, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in SC-US may present greater risk to an investor than an investment in a diversified company.

     SC-US anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when SC (US) Management deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by SC-US are replaced one and one-half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by SC-US. High portfolio turnover may result in the realization of net short-term capital gains by SC-US which, when distributed to shareholders, will be taxable as ordinary income. See "Taxation."


                            INVESTMENT RESTRICTIONS

     SC-US has adopted certain investment restrictions, which may not be changed without the approval of the holders of a majority of SC-US's outstanding voting securities as defined below. The percentage limitations set forth below, as well as those described elsewhere in this Prospectus, apply only at the time an investment is made or other relevant action is taken by SC-US.

     In addition to other fundamental investment restrictions listed elsewhere in this Prospectus, SC-US will not:

     1. Make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

     2. Borrow money, or pledge its assets, except that SC-US may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities, but not in an aggregate amount exceeding 33 1/3% of the value of SC-US's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of SC-US's total assets will be repaid before any subsequent investments are made;

     3. Invest in illiquid securities, as defined in "Investment Objective and Policies," if immediately after such investment more than 10% of SC-US's net assets (taken at market value) would be invested in such securities;

     4. Engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value); or

     5. Purchase or sell real estate, except that SC-US may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities.

     The foregoing restrictions are fundamental policies for purposes of the 1940 Act and therefore may not be changed without the approval of a majority of SC-US's outstanding voting securities. As used in this Prospectus, a majority of SC-US's outstanding voting securities means the lesser of (a) more than 50% of its outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy. SC-US policies and restrictions which are not fundamental may be modified by SC-US's Board of Directors without shareholder approval if, in the reasonable exercise of its business judgment, modification is determined to be necessary or appropriate to carry out SC-US's objective. However, SC-US will not change its investment policies or restrictions without written notice to shareholders.

                              MANAGEMENT OF SC-US

Board of Directors

     The overall management of the business and affairs of SC-US is vested with the Board of Directors. The Board of Directors approves all significant agreements between SC-US and persons or companies furnishing services to it, including SC-US's agreements with SC (US) Management, or its administrator, custodian and transfer agent. The management of SC-US's day-to-day operations is delegated to its officers, SC (US) Management and the administrator, subject always to the investment objective and policies of SC-US and to general supervision by the Board of Directors. Although SC-US is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in SC-US's Articles of Incorporation. The Directors and officers of SC-US and their principal occupations are set forth below.

     Stephen F. Kasbeer.         Director; retired Senior Vice President for
                                 Administration and Treasurer of Loyola
                                 University Chicago.

     Anthony R. Manno, Jr.       Chairman of the Board of Directors, Managing
                                 Director and President of SC-US; Managing
                                 Director and President of SC (US) Management.

     [__________]                Director

     John H. Gardner, Jr.        Managing Director of SC-US; Managing Director
                                 of SC (US) Management.

     Jeffrey C. Nellessen        Secretary and Treasurer of SC-US; Vice
                                 President, Secretary and Treasurer of SC (US)
                                 Management.

     Kenneth D. Statz            Vice President of SC-US and Senior Vice
                                 President of SC (US) Management.

SC (US) Management

     Security Capital (US) Management Group Incorporated ("SC (US) Management"), formerly Security Capital Investment Research Group Incorporated, with offices located at 11 South LaSalle Street, Chicago, Illinois 60603, has been retained to provide investment advice, and, in general, to conduct the management and investment program of SC-US under the overall supervision and control of the Directors of SC-US. SC (US) Management intends to achieve top-quartile returns, compared with other mutual funds that invest primarily in securities issued by U.S. real estate companies, by integrating in-depth, proprietary property market research with sophisticated capital markets research and modeling. There can be no assurance that SC (US) Management will achieve this goal. SC (US) Management was formed in December 1996, and is registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). Its principal officers are Anthony R. Manno, Jr., Managing Director and President and John H. Gardner, Jr., Managing Director. Messrs. Manno, Gardner and Statz are responsible for the day-to-day management of SC-US's portfolio. SC (US) Management is a wholly-owned subsidiary of Security Capital Group, a real estate research, investment and management company.

     Following are the employees of SC (US) Management that are responsible for identifying and analyzing investments on behalf of SC-US.

Albert D. Adriani                          Vice President of SC (US) Management.

Kevin W. Bedell      Vice President of SC (US) Management where he is
                     responsible for researching corporate and portfolio acquisitions.

Darcy B. Boris       Vice President of Security Capital Real Estate Research
                     Group Incorporated where she conducts strategic market analyses.

Mark J. Chapman      President of Security Capital Real Estate Research Group
                     Incorporated where he is director of the group and conducts strategic market analyses.



James D. Foster      SC (US) Management employee responsible for conducting
                     strategic market and product analyses.

John Montaquila III  SC (US) Management employee responsible for conducting strategic market and product analyses.







                          INVESTMENT ADVISORY AGREEMENT

     Pursuant to an amended investment advisory agreement (the "Advisory Agreement"), SC (US) Management furnishes a continuous investment program for SC-US's portfolio, makes the day-to-day investment decisions for SC-US, and generally manages SC-US's investments in accordance with the stated policies of SC-US, subject to the general supervision of SC-US's Board of Directors. SC (US) Management also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of SC-US. Consistent with the Conduct Rules National Association of Securities Dealers, Inc., and subject to seeking best price and execution, SC (US) Management may consider sales of shares of SC-US and other subjective factors in the selection of brokers and dealers to enter into portfolio transactions with SC-US. SC (US) Management provides persons satisfactory to the Directors of SC-US to serve as officers of SC-US. Such officers, as well as certain other employees and Directors of SC-US, may be directors, officers, or employees of SC (US) Management.

     Under the Advisory Agreement, SC-US Class R shares pay SC (US) Management a monthly management fee in an amount equal to 1/12th of [___%] of the average daily net assets of SC-US Class R (approximately [___%] on an annual basis). Under the Advisory Agreement, SC (US) Management also has committed to waive fees and/or reimburse expenses to maintain SC-US's Class R shares' total operating expenses, other than brokerage fees and commissions, at no more than [____%] of SC-US's Class R average net assets for the year ending December 31, [_____].

     In addition to the payments to SC (US) Management under the Advisory Agreement described above, SC-US Class R shares pay certain other costs of operations including (a) administration, custodian and transfer agency fees, (b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing SC-US's prospectus and shareholder reports, (e) costs of maintaining SC-US's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, (i) distribution fees, and (j) upon the approval of SC-US's Board of Directors, costs of personnel of SC (US Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-US shares pays the portion SC-US expenses attributable to its operations.

     The Advisory Agreement provides that SC (US) Management will reimburse SC-US for its expenses (exclusive of interest, taxes, brokerage, distribution expenditures and extraordinary expenses, all to the extent permitted by applicable state securities laws and regulations) which in any year exceed the limits prescribed by any state in which SC-US's Class R shares are qualified for sale. SC-US may not qualify Class R shares for sale in every state. Expense reimbursements, if any, are accrued daily and paid monthly.

                       ADMINISTRATOR AND SUB-ADMINISTRATOR

     SC (US) Management has also entered into a fund accounting and administration agreement with SC-US (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-US, including (i) providing office space, telephone, office equipment and supplies for SC-US; (ii) paying compensation of SC-US's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of SC-US; (iv) supervising preparation of the periodic updating of SC-US's Prospectus and Statement of Additional Information; (v) supervising preparation of quarterly reports to SC-US's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-US's investment portfolio and the publication of the net asset value of SC-US's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-US, including the custodian ("Custodian"), transfer agent ("Transfer Agent") and printers; (viii) providing trading desk facilities for SC-US; (ix) maintaining books and records for SC-US (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-US's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

     In accordance with the terms of the Administration Agreement and with the approval of SC-US's Board of Directors, SC (US) Management has caused SC-US to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

     Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining SC-US's net asset value and preparing such figures for publication, maintaining certain of SC-US's books and records that are not maintained by SC (US) Management, or the custodian or transfer agent, preparing financial information for SC-US's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-US pays the Sub-Administrator a monthly administration fee at the annual rate of [___%] of the first [$______] of SC-US's average daily net assets, and at lower rates on SC-US's average daily net assets in excess of that amount, subject to an annual minimum fee of [$_____]. The Sub-Administrator also serves as SC-US's Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

     Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-US under the Sub-Administration Agreement, subject to the overall authority of SC-US's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-US at the annual rate of [___%] of SC-US's average daily net assets.


                         DISTRIBUTION AND SERVICING PLAN

     SC-US has adopted a Distribution and Servicing Plan ("Plan") with respect to SC-US Class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, SC-US pays to Security Capital Markets Group Incorporated in its capacity as principal distributor of SC-US's shares (the "Distributor"), a monthly fee equal to, on an annual basis, [___%] of SC-US's average daily net assets for Class R shares.

     The Distributor may use the fee for services performed and expenses incurred by the Distributor in connection with the distribution of Class R shares and for providing certain services to Class R shareholders. The Distributor may pay third parties in respect of these services such amount as it may determine. SC-US understands that these third parties may also charge fees to their clients who are beneficial owners of SC-US Class R shares in connection with their client accounts. These fees would be in addition to any amounts which may be received by them from the Distributor under the Plan.

     See "Distribution Plan" in the Statement of Additional Information for a listing of the types of expenses for which the Distributor and third parties may be compensated under the Plan. If the fee received by the Distributor exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan is reviewed and is subject to approval annually by the Board of Directors.


                        DETERMINATION OF NET ASSET VALUE

     Net asset value per share of Class R shares of SC-US, $.01 par value per share ("Common Stock"), is determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in SC-US's investments to affect the net asset value, as of the close of trading on the New York Stock Exchange, by adding the market value of all securities in SC-US's portfolio and other assets represented by Class R shares, subtracting liabilities, incurred or accrued allocable to Class R Shares, and dividing by the total number Class R shares then outstanding.

     For purposes of determining the net asset value per share of Class R shares, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the NASDAQ National Market are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

     Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by SC (US) Management to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. Any securities, or other assets, for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Directors that best reflects the fair value of such securities or assets.


                               PURCHASE OF SHARES



     SC-US Class R shares may be purchased through any dealer which has entered into a sales agreement with the Distributor. Firstar Trust Company, SC-US's Transfer Agent, may also accept purchase applications.

     The minimum initial investment is [$______________]. Subsequent investments in the amount of at least [$__________] may be made by mail or by wire. For individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code, the minimum initial investment is [$_____]. For investors using the Automatic Investment Plan (described below), the minimum investment is [$___]. These minimums can be changed or waived by SC-US at any time. Shareholders will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

     Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment should be made by check or money order drawn on a U.S. bank, savings and loan, or credit union or by wire transfer. Orders for shares of SC-US will become effective at the net asset value per share next determined after receipt of payment.

Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. All funds will be invested in full and fractional shares. A confirmation indicating the details of each purchase transaction will be sent to a shareholder promptly following each transaction. If a purchase order is placed through a dealer, the dealer must promptly forward the order, together with payment, to the Transfer Agent. Investors must specify that Class R shares are being purchased.

     By investing in SC-US, a shareholder appoints the Transfer Agent, as his or her agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See "Dividends and Distributions." Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. All fractional shares will be held in book-entry form. It is more complicated to redeem shares held in certificate form.


Initial Investment

     Class R shares may be purchased by completing the enclosed application and mailing it along with a check or money order payable to "Security Capital U.S. Real Estate Shares Incorporated," to a securities dealer or the Transfer Agent. If mailing to the Transfer Agent, please use the following address: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to the following address: Security Capital U.S. Real Estate Shares Incorporated, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202. SC-US does not consider the U.S. Postal service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or SC-US. Do not mail letters by overnight courier to the post office box.

     If a shareholder chooses a securities dealer that has not entered into a sales agreement with the Distributor, such dealer may, nevertheless, offer to place an order for the purchase of SC-US shares. Such dealer may charge a transaction fee, as determined by the dealer. That fee may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the Distributor or through the Transfer Agent.

     If a shareholder's check does not clear, a service fee of [$_____] will be charged. Such shareholder will also be responsible for any losses suffered by SC-US as a result. Neither cash nor third-party checks will be accepted. All applications to purchase shares are subject to acceptance by SC-US and are not binding until so accepted. SC-US reserves the right to decline or accept a purchase order application in whole or in part.

Wire Purchases

     Class R shares may be purchased by wire only through the Transfer Agent. The following instructions should be followed when wiring funds to the Transfer Agent for the purchase of shares:

     Wire to:           Firstar Bank
                        ABA Number 075000022

     Credit:            Firstar Trust Company
                        Account 112-952-137

     Further Credit:    Security Capital U.S. Real Estate Shares Incorporated
                        (shareholder account number)
                        (shareholder name/account registration)

     Please call 1-800-699-4594 (toll free) prior to wiring any funds to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. SC-US is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.


Telephone Purchases

     Additional shares may be purchased by moving money from a shareholder's bank account to his or her SC-US account. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members can be used for telephone transactions. In order for shares to be purchased at the net asset value determined as of the close of regular trading on a given date, the Transfer Agent must receive both the purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within 3 business days. Telephone transactions may not be used for initial purchases of Class R shares.


Automatic Investment Plan

     The Automatic Investment Plan allows regular, systematic investments in SC-US Class R shares from a bank checking or NOW account. SC-US will reduce the minimum initial investment to [$_____] if a shareholder elects to use the Automatic Investment Plan. To establish the Automatic Investment Plan, the appropriate section in SC-US's application must be completed. The Automatic Investment Plan can be set up with any financial institution that is a member of the ACH. Under certain circumstances (such as discontinuation of the Automatic Investment Plan before the minimum initial investment is reached, or, after reaching the minimum initial investment, the account balance is reduced to less than [$_____]), SC-US reserves the right to close such account. Prior to closing any account for failure to reach the minimum initial investment, SC-US will give a shareholder written notice and 60 days in which to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment. A shareholder should consider his or her financial ability to continue in the Automatic Investment Plan until the minimum initial investment amount is met because SC-US has the right to close such account for failure to reach the minimum initial investment. Such closing may occur in periods of declining share prices.

     Under the Automatic Investment Plan, a shareholder may choose to make investments on the day of his or her choosing (or the next business day thereafter) in amounts of [$___] or more. There is no service fee for participating in the Automatic Investment Plan. However, a service fee of [$____] will be deducted from a shareholder's SC-US account for any Automatic Investment Plan purchase that does not clear due to insufficient funds or, if prior to notifying SC-US in writing or by telephone to terminate the plan, a shareholder closes his or her bank account or in any manner prevent withdrawal of funds from the designated bank checking or NOW account.

     The Automatic Investment Plan is a method of using dollar cost averaging which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, a shareholder will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, a shareholder should consider his or her financial ability to continue the program through periods of low share price levels.


Subsequent Investments

     Additional investments of at least [$_________] may be made by mail or by wire. When an additional purchase is made by mail, a check payable to "Security Capital U.S. Real Estate Shares Incorporated" along with the Additional Investment Form provided on the lower portion of a shareholder's account statement must be enclosed. To make an additional purchase by wire, a shareholder may call 1-800-699-4594 (toll free) for complete wiring instructions.

Class I Shares

     SC-US also issues Class I shares which offer different services and incur different expenses which would affect performance. Investors may call the Distributor at [1-800__________] to obtain additional information about Class I shares.


                              REDEMPTION OF SHARES

     A shareholder may request redemption of part or all of his or her Class R shares at any time at the next determined net asset value. See "Determination of Net Asset Value." SC-US normally will mail the redemption proceeds to the shareholder on the next business day and, in any event, no later than seven business days after receipt of a redemption request in good order. However, when a purchase has been made by check, SC-US may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared, which may take up to twelve days.

     Redemptions may also be made through brokers or dealers. Such redemptions will be effected at the net asset value next determined after receipt by SC-US of the broker or dealer's instruction to redeem shares. In addition, some brokers or dealers may charge a fee in connection with such redemptions. See "Determination of Net Asset Value."


Redemption Fee

     If SC-US Class R shares are purchased and then redeemed within twelve months from the date of purchase, a redemption fee of [____%] of the redemption proceeds will be deducted by SC-US. In determining whether a redemption fee is payable, it will be assumed that the redemption is made first of Class R shares that have been held for more than one year, and second of Class R shares that have been held the longest that are still subject to the redemption fee.


Redemption by Telephone

     Shares may also be redeemed by calling the Transfer Agent at 1-800-699-4594 (toll free). In order to utilize this procedure, a shareholder must have previously elected this option in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to such shareholder or transmitted to a predesignated account. To change the designated account, a written request with signature(s) guaranteed must be sent to the Transfer Agent. See "Signature Guarantees" below. To change the address, the Transfer Agent may be called or a written request must be sent to the Transfer Agent. No telephone redemptions will be allowed within 15 days of such a change. SC-US reserves the right to limit the number of telephone redemptions by a shareholder. Once made, telephone redemption requests may not be modified or canceled.

     The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, SC-US will not be liable for any loss, cost, or expense for acting upon a shareholder's telephone instructions or for any unauthorized telephone redemption. SC-US reserves the right to refuse a telephone redemption request if so advised.


Redemption by Mail

     For most redemption requests, a shareholder need only furnish a written, unconditional request to redeem his or her Class R shares (or a fixed dollar amount) at net asset value to SC-US's Transfer Agent: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Overnight mail should be sent to Security Capital U.S. Real Estate Shares Incorporated, Firstar Trust Company, Mutual Fund Services, Third Floor, 615 East

Michigan Street, Milwaukee, Wisconsin 53202. Requests for redemption must be signed exactly as the shares are registered, including the signature of each joint owner. A shareholder must also specify the number of shares or dollar amount to be redeemed. If the Class R shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Firstar Trust Company together with a redemption request. Redemption proceeds made by written redemption request may also be wired to a commercial bank that you have authorized on your account application. The Transfer Agent charges a [$_____] service fee for wire redemptions. Additional documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact. SC-US does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent's post office box, of redemption requests does not constitute receipt by the Transfer Agent or SC-US. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.


Signature Guarantees

     Signature guarantees are required for: (i) redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares; (ii) redemption requests to be mailed or wired to other than the address of record;
(iii) any redemption request if a change of address request has been received by SC-US or Transfer Agent within the last 15 days and (iv) any redemption request involving $100,000 or more. A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others.


Other Redemption Information

     Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the redemption check for such proceeds has cleared.

     SC-US may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, or (ii) an emergency, as defined by rules adopted by the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of SC-US not reasonably practicable.

     The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

     A shareholder's account may be terminated by SC-US on not less than 30 days' notice if, at the time of any redemption of Class R shares in his or her account, the value of the remaining shares in the account falls below [$_____] ([$_____] in the case of individual retirement accounts and employee benefit plans qualified under Sections 401, 403(b)(7) or 457 of the Code). Upon any such termination, a check for the redemption proceeds will be sent to the account of record within seven business days of the redemption. However, if a shareholder is affected by the exercise of this right, he or she will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.


                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from SC-US's investment income will be declared and distributed quarterly. SC-US intends to distribute net realized capital gains, if any, at least annually although SC-US's Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of SC-US's distribution policies for SC-US and its shareholders, see "Taxation."

     Distributions will automatically be paid in full and fractional shares of SC-US based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have distributions paid in cash.


                                    TAXATION

     The following discussion is intended for general information only. Shareholders should consult with their own tax advisers as to the tax consequences of an investment in SC-US, including the status of distributions under applicable state or local law.


Federal Income Taxes

     SC-US intends to qualify to be taxed as a "regulated investment company" under the Code. To the extent that SC-US distributes its taxable income and net capital gain to its shareholders, qualification as a regulated investment company relieves SC-US of federal income and excise taxes on that part of its taxable income including net capital gains which it pays out to its shareholders. Dividends out of net ordinary income and distributions of net short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such dividends may be eligible for the dividends-received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by SC-US, which does not include distributions received by SC-US from REITs. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in SC-US at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of SC-US is financed with indebtedness.

     The excess of net long-term capital gains over the net short-term capital losses realized and distributed by SC-RES to its shareholders as capital gains distributions is taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held his or her stock. Long-term capital gains distributions are not eligible for the dividends-received deduction referred to above.

     Under the current federal tax law, the amount of an income dividend or capital gains distribution declared by SC-US during October, November or December of a year to shareholders of record as of a specified date in such a month that is paid during January of the following year is includable in the prior year's taxable income of shareholders that are calendar year taxpayers.

     Any dividend or distribution received by a shareholder on shares of SC-US will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution taxable to such shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

     A dividend or capital gains distribution with respect to shares of SC-US held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, will not be taxable to the plan, except to the extent the shares are debt-financed within the meaning of Section 514 of the Code. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     SC-US will be required to withhold 31% of any payments made to a shareholder if the shareholder has not provided a certified taxpayer identification number to SC-US, or the Secretary of the Treasury notifies SC-US that the shareholder has not reported all interest and dividend income required to be shown on the shareholder's Federal income tax return. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

     Further information relating to tax consequences is contained elsewhere in this Prospectus and in the Statement of Additional Information.


State and Local Taxes

     SC-US distributions also may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in SC-US.


                  ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

     SC-US was incorporated on January 23, 1997 under Maryland law as Security Capital Employee REIT Fund Incorporated. On [__________, 1997], its name was officially changed to Security Capital U.S. Real Estate Shares
Incorporated.

     SC-US is authorized to issue 50,000,000 shares of Common Stock, $.01 par value per share. SC-US's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of SC-US's Common Stock and reclassify and issue any unissued shares of SC-US. The Board of Directors also may create additional series of shares with different investment objectives, policies or restrictions without shareholder approval. Pursuant to this authority, the Board of Directors of SC-US has authorized the issuance of two classes of shares: Class I shares and Class R shares. Class R shares offer different services to shareholders and incur different expenses than Class I shares. Each class pays its proportionate share of SC-US expenses.

     Both classes of SC-US shares have equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any class of SC-US shares. Both classes of SC-US shares when duly issued are fully paid and nonassessable. The rights of the holders of Class R shares of Common Stock may not be modified except by the vote of a majority of all Class R shares outstanding. Class R shareholders have exclusive voting rights with respect to matters relating solely to Class R shares. Class R shareholders vote separately from Class I shareholders on matters in which the interests of Class R shareholders differ from the interests of Class I shareholders.

     SC-US is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of SC-US entitled to vote at the meeting. SC-US will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

     SCERF Incorporated ("SCERF"), a wholly-owned subsidiary of Security Capital Group, owns [______%] of the issued and outstanding shares of SC-US, which means that SCERF controls SC-US for purposes of the 1940 Act. The effect of SCERF's ownership of a controlling interest in SC-US is to dilute the voting power of other SC-US shareholders.



              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Firstar Trust Company, which has its principal business address at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-US's investments and to serve as SC-US's transfer and dividend disbursing agent. Firstar Trust Company does not have any part in deciding SC-US's investment policies or which securities are to be purchased or sold for SC-US's portfolio.

                             REPORTS TO SHAREHOLDERS

     The fiscal year of SC-US ends on December 31 of each year. SC-US will send to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by SC-US's independent accountants, will be sent to shareholders each year.


                             PERFORMANCE INFORMATION

     From time to time, SC-US may advertise the "average annual total return" of the Class R shares over various periods of time. This total return figure shows the average percentage change in value of an investment in SC-US's Class R shares from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of SC-US's Class R shares and assumes that any income, dividends and/or capital gains distributions made by SC-US's Class R shares during the period are reinvested in Class R shares of SC-US. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of SC-US's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that SC-US's Class R annual total return for any one year in the period might have been greater or less than the average for the entire period. SC-US also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in SC-US's Class R shares for the specific period (again reflecting changes in SC-US's Class R share price and assuming reinvestment of Class R dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

     It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine SC-US's performance.



                   [Performance data to be filed by amendment]


                             ADDITIONAL INFORMATION

     Any shareholder inquiries may be directed to SC-US at the address or telephone number listed on the cover page of this Prospectus. This Prospectus, including the Statement of Additional Information which is incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by SC-US with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. or may be obtained from the SEC's worldwide web site at http://www.sec.gov.

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+Information contained herein is subject to completion or amendment. A         +
+registration statement relating to these securities has been filed with the + +Securities and Exchange Commission. These securities may not be sold nor may + +offers to buy be accepted prior to the time the registration statement becomes+ +effective. This statement of additional information shall not constitute an + +offer to sell or the solicitation of an offer to buy nor shall there be any + +sale of these securities in any State in which such, soliciation or sale + +would be unlawful prior to registration or qualification under the securities +
+laws of any such State.                                                       +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                                      LOGO


                             11 South LaSalle Street
                             Chicago, Illinois 60603

                       STATEMENT OF ADDITIONAL INFORMATION

                                                 [__________________, 1997]

     Security Capital U.S. Real Estate Shares Incorporated ("SC-US"), formerly known as Security Capital Employee REIT Fund Incorporated, is a non-diversified, no-load, open-end management investment company ("mutual fund") that seeks to provide shareholders with above-average total returns, including current income and capital appreciation, primarily through investments in real estate securities in the United States. Long term, SC-US's objective is to achieve top-quartile total returns as compared with other mutual funds that invest primarily in the securities of publicly traded real estate investment trusts ("REITs") in the United States, by integrating in-depth proprietary real estate market research with sophisticated capital markets research and modeling techniques. Security Capital (US) Management Group Incorporated ("SC (US) Management") serves as both investment adviser and administrator to SC-US.

     This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by SC-US's prospectus dated May 7, 1997 (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing or calling SC-US's Sub-Administrator at: Firstar Trust Company, Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701; telephone number 1-800-699-4594 (toll free).

                               Table of Contents


                                                                   Page
                                                                   ----
     Investment Objective and Policies..........................      2
     Investment Restrictions....................................      4
     Management of SC-US........................................      4
     Distribution Plan..........................................     11
     Determination of Net Asset Value                                11
     Redemption of Shares.......................................     12
     Portfolio Transactions and Brokerage.......................     12
     Taxation...................................................     13
     Organization and Description of Capital Stock..............     16
     Distributor................................................     17
     Custodian and Transfer and Dividend Disbursing Agent.......     17
     Performance Information....................................     18
     Counsel and Independent Accountants........................     19
     Financial Statements.......................................     20

                        INVESTMENT OBJECTIVE AND POLICIES

     The following discussion of SC-US's investment objective and policies supplements, and should be read in conjunction with, the information regarding SC-US's investment objective and policies set forth in the Prospectus. Except as otherwise provided below under "Investment Restrictions," SC-US's investment policies are not fundamental and may be changed by SC-US's Board of Directors without the approval of the shareholders; however, SC-US will not change its investment policies without written notice to shareholders.


Illiquid Securities

     SC-US will not invest in illiquid securities if immediately after such investment more than 10% of SC-US net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven business days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     If SC-US invests in securities issued by a real estate company that is controlled by Security Capital Group Incorporated ("Security Capital Group") or any of its affiliates (a "Security Capital controlled real estate company"), SC-US may be considered an affiliate of the issuer of such securities and therefore an underwriter as such term is defined in the Securities Act. SC-US's ability to resell such securities without registration may, therefore, be limited. In addition, because SC-US is an affiliate of Security Capital Group, SC-US's purchases and sales of securities issued by a Security Capital controlled real estate company may be netted against sales and purchases by Security Capital and any of its other affiliates of securities of the same issuer during the six months preceding or following SC-US's "opposite way" transactions for purposes of Section 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). If such netting results in a profit to Security Capital Group or any of its affiliates (including SC-US), Security Capital or its affiliates, as the case may be, will be required to disgorge such "profits" to the issuer of such securities. Depending upon the timing of purchases and sales of securities of such an issuer by Security Capital Group and its affiliates, in order to avoid Security Capital Group or its affiliates (including SC-US) having to disgorge "profits" to the issuer of such securities, SC-US may not be able to purchase or sell securities of a Security Capital controlled real estate company, even when it might otherwise be advantageous for SC-US to do so. As a result, SC-US will treat such securities as illiquid securities.

     In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Securities and Exchange Commission (the "SEC") has adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers.

     SC (US) Management will monitor the liquidity of restricted securities in SC-US's portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, SC (US) Management will consider, among other factors, the following: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


Short Sales and Short Sales Against the Box

     SC-US will not engage in a short sale or a short sale against the box if immediately after such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of SC-US's net assets (taken at market value).

   Short Sales

     SC-US may seek to realize gains through short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System. Short selling involves the sale of borrowed securities. At the time a short sale is effected, SC-US incurs an obligation to replace the security borrowed at whatever its price may be at the time that SC-US purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, SC-US is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, SC-US also may be required to pay a premium, which would increase the cost of the security sold. Until SC-US replaces a borrowed security in connection with a short sale, SC-US will: (a) maintain daily a segregated account containing cash or U.S. government securities, at such a level that (i) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

     Since short selling can result in profits when stock prices generally decline, SC-US in this manner, can, to a certain extent, hedge the market risk to the value of its other investments and protect its equity in a declining market. However, SC-US could, at any given time, suffer both a loss on the purchase or retention of one security, if that security should decline in value, and a loss on a short sale of another security, if the security sold short should increase in value. Moreover, to the extent that in a generally rising market SC-US maintains short positions in securities rising with the market, the net asset value of SC-US would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales.

   Short Sales Against the Box

     When SC (US) Management believes that the price of a particular security in SC-US's portfolio may decline, it may sell the security short against the box which involves selling the security for delivery at a specified date in the future. If, for example, SC-US bought 100 shares of XYZ REIT at $40 per share in January and the price appreciates to $50 in March, SC-US might "sell short" the 100 shares at $50 for delivery the following July. Thereafter, if the price of the stock declines to $45, it will realize the full $1,000 gain rather than the $500 gain it would have received had it sold the stock in the market. On the other hand, if the price appreciates to $55 per share, SC-US would be required to sell at $50 and thus receive a $1,000 gain rather than the $1,500 gain it would have received had it sold the stock in the market. SC-US may also be required to pay a premium for short sales against the box which would partially offset its gain.

                            INVESTMENT RESTRICTIONS

     SC-US is subject to certain investment restrictions, in addition to those listed in the Prospectus, which are deemed fundamental policies of SC-US. Such fundamental policies are those which cannot be changed without the approval of the holders of a majority of SC-US's outstanding shares which means the vote of
(i) 67% or more of SC-US's shares present at a meeting, if the holders of more than 50% of the outstanding shares of SC-US are present or represented by proxy, or (ii) more than 50% of SC-US's outstanding shares, whichever is less.

     SC-US may not:

     1. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

     2. Participate on a joint or joint and several basis in any securities trading account;

     3.    Invest in companies for the purpose of exercising control;

     4. Purchase a security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), SC-US would own any securities of an open-end investment company or more than 3% of the value of SC-US's total assets would be invested in securities of any closed-end investment company or more than 10% of such value in closed-end investment companies in general; or

     5. (a) purchase or sell commodities or commodity contracts; (b) invest in interests in oil, gas, or other mineral exploration or development programs;
(c) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions and except for borrowings in an amount not exceeding 331/3% of the value of SC-US's total assets; or (d) act as an underwriter of securities, except that SC-US may acquire restricted securities under circumstances in which, if such securities were sold, SC-US might be deemed to be an underwriter for purposes of the Securities Act.


                               MANAGEMENT OF SC-US

     The directors and officers of SC-US and their principal occupations during the past five years are set forth below. Directors deemed to be "interested persons" of SC-US for purposes of the Investment Company Act of 1940, as amended ("1940 Act") are indicated by an asterisk.


                                                          Principal
                                                      Occupations During
Name and Address                    Office            The Past Five Years
Stephen F. Kasbeer*...........     Director       Retired; Senior Vice President for Administration and
8 Bonanza Trail                                   Treasurer of Loyola University Chicago from 1981 to July
Santa Fe, New Mexico 87505                        1994, where he was responsible for administration,
                                                  investment, real estate and treasurer functions, served as
                                                  Chief Investment Officer, was Chairman of the Operations
                                                  Committee, was a member of the Investment and Finance
                                                  Committees of the Board of Trustees and was President and
                                                  a Director of the Loyola Management Company.

Anthony R. Manno, Jr*.......... Chairman of the       Mr. Manno has served as Managing Director and President
11 South LaSalle Street         Board of Directors,   of SC (US) Management since December 1996 and as a
Chicago, Illinois 60603         Managing              Managing Director of SC (US) Management since January
                                Director and          1995, where he is responsible for overseeing all investment
                                President             and capital allocation recommendations for SC (US)
                                                      Management's public market securities activities and also
                                                      responsible for company and industry analysis, market
                                                      strategy and trading and reporting.  Mr. Manno served as a member of SC (US) Management's Investment Committee
                                                      from March 1994 to June 1996.  From March 1980 to March
                                                      1994, Mr. Manno served as a Managing Director of LaSalle
                                                      Partners Limited, a real estate investment firm, where he was responsible for the firm's Finance Group and where he
                                                      served as a member of the firm's Investment Committee. Mr.
                                                      Manno received his M.B.A. from the University of Chicago
                                                      Graduate School of Business, an M.A. and B.A. in
                                                      Economics from Northwestern University and is a Certified
                                                      Public Accountant.

[____]                             Director           [To be filed by amendment.]
[To be filed by amendment.]

John H. Gardner, Jr.               Managing           Mr. Gardner has served as Managing Director of SC (US)
11 South LaSalle Street            Director           Management since June 1997, where he is responsible for
Chicago, Illinois 60603                               overseeing operations for the various public and private
                                                      companies.  Mr. Gardner previously served as a Senior Vice
                                                      President and Director of Security Capital Pacific Trust
                                                      (1994-97) as well as Senior Vice President of Security
                                                      Capital Atlantic Incorporated (1994-97) where he had overall responsibilities for asset management and most recently for the asset optimization program.  Prior to 1994, Mr. Gardner was a Managing Director and Principal with Copley Real
                                                      Estate Advisors since 1984, having responsibility for the
                                                      portfolio management of the firm's closed funds and separate accounts totaling $7.5 billion.  Mr. Gardner received his
                                                      M.S. in Computer Information Systems from Bentley College
                                                      and his B.S. in Accounting from Stonehill College.

Jeffrey C. Nellessen               Secretary and      Mr. Nellessen has served as Vice President, Secretary and
11 South LaSalle Street            Treasurer          Treasurer of SC (US) Management since March 1997, where
Chicago, Illinois 60603                               he is responsible for compliance, financial control and
                                                      accounting coordination for public securities activities.
                                                      Previously, Mr. Nellessen was associated with Strong Capital
                                                      Management.  During his eight year tenure at Strong Capital,
                                                      Mr. Nellessen served as controller, manager of client
                                                      administration for various separate accounts and hedge funds, and compliance officer.  Prior to joining Strong Capital, Mr.
                                                      Nellessen was a senior auditor at Arthur Andersen LLP.  Mr.
                                                      Nellessen is a Certified Public Accountant, Certified
                                                      Management Accountant and Certified Financial Planner.  He
                                                      received his B.A. from the University of Wisconsin,
                                                      Madison.

Kenneth D. Statz........           Vice President     Mr. Statz has served as Senior Vice President of SC (US)
11 South LaSalle Street                               Management since July 1996 (Vice President from March
Chicago, Illinois 60603                               1995 to June 1996), where he is responsible for the
                                                      development and implementation of portfolio investment
                                                      strategy. From February 1993 to January 1995, Mr. Statz
                                                      was a Vice President in  the investment research department of Goldman, Sachs & Co., concentrating on research and
                                                      underwriting for the REIT industry. From August 1982 to
                                                      February 1992, Mr. Statz was a REIT portfolio manager and
                                                      a managing director of Chancellor Capital Management. Mr.
                                                      Statz received his M.B.A. and B.B.A. from the University of
                                                      Wisconsin, Madison.

Compensation of Directors and Certain Officers

     The Directors of SC-US who are interested persons of SC-US, under the 1940 Act, (which includes persons who are employees of SC (US) Management or officers or employees of any of its affiliates) receive no remuneration from SC-US. Each of the other Directors is paid an annual retainer of $14,000, an additional annual retainer of $1,000 for each committee of the Board of Directors for which he or she serves as chairperson, and a fee of $1,000 for each meeting attended (other than telephonically) and is reimbursed for the expenses of attendance at such meetings. The following table sets forth information regarding estimated compensation of Directors by SC-US for the fiscal year ending December 31, 1997.

                              Compensation Table(1)
                      Fiscal Year Ending December 31, 1997

                                                                  Pension or
                                                                  ----------
                                                                  Retirement
                                                                  ----------
                                                                   Benefits      Estimated
                                                                   --------      ---------
                                                    Aggregate     Accrued as       Annual             Total
                                                    ---------     ----------       ------             -----
                                                  Compensation     Part of        Benefits        Compensation
                                                  ------------     -------        --------        ------------
                                                      From          SC-US           Upon           From SC-US
                                                      ----          -----           ----           ----------
Name of Person, Position                              SC-US        Expenses      Retirement     Paid To Directors
------------------------                              -----        --------      ----------     -----------------
Stephen F. Kasbeer
     Director....................................    $14,500         N/A             N/A            $14,500
**Anthony R. Manno, Jr.
     Chairman, Managing Director and President           0           N/A             N/A                0

----------
** "Interested person," as defined in the 1940 Act, of SC-US.

(1)  For the period January 1, 1997 to December 31, 1997.


SC (US) Management

     Security Capital (US) Management Group Incorporated, a registered investment adviser, was formed in December 1996 under law and specializes in the management of real estate securities portfolios. SC (US) Management is a wholly-owned subsidiary of Security Capital Group, a privately-held Maryland corporation.

     Following are the employees of SC (US) Management that are responsible for identifying and analyzing investments on behalf of SC-US.

Albert D. Adriani       Vice President of SC (US) Management. Previously, Mr.
                        Adriani was with Security Capital Markets Group
                        Incorporated in the United States, where he provided capital markets services to affiliates of the firm.
                        Prior to joining Security Capital Markets Group, Mr.
                        Adriani was an investment analyst with HAL Investments and a real estate analyst with Prudential Property, where he appraised the internal portfolio. Mr. Adriani received his M.B.A. from the University of Chicago
                        Graduate School of Business and his B.A. from the University of Chicago.

Kevin W. Bedell         Vice President of SC (US) Management, where he is
                        responsible for researching corporate and portfolio acquisitions. Prior to joining SC (US) Management, Mr.
                        Bedell was equity vice president and portfolio manager for the LaSalle Street Fund, Inc., where he was responsible for the strategic, operational and financial management of a private REIT with commercial real estate investments of $600-800 million. Previously, Mr. Bedell was equity vice president and vice president for financial management of LaSalle Partners' commingled fund. Mr. Bedell received his M.B.A. from the University of Chicago and his B.A. from Kenyon College.

Darcy B. Boris          Vice President of Security Capital Real Estate Research
                        Group Incorporated, where she conducts strategic market analyses for affiliates of the firm. Prior to joining
                        Real Estate Research Group, Ms. Boris was with Security
                        Capital Markets Group Incorporated, where she provided capital markets services to affiliates of the firm.
                        Prior to joining Security Capital Markets Group, Ms.
                        Boris was associated with Summerhill Development
                        Company, the multifamily development subsidiary of Marcus & Millichap, Incorporated, where she managed the development of multifamily housing. Previously, she was an analyst for its property investment subsidiary. Ms.
                        Boris received her M.B.A. from the University of California at Berkeley and her B.A. from Stanford
                        University.

Mark J. Chapman         President of Security Capital Real Estate Research Group
                        Incorporated, where he is director of the group and conducts strategic market analyses for affiliates of the firm. Previously, Mr. Chapman was a Vice President of
                        Security Capital Pacific Trust with asset management responsibilities in five major markets. Prior to joining
                        Security Capital Pacific Trust, Mr. Chapman was a Vice
                        President at Copley Real Estate Advisors, Inc., where he directed asset management for Copley assets located from Connecticut to Virginia, valued in excess of $1.5 billion. Previously, Mr. Chapman was a director of asset management for Liberty Real Estate responsible for multifamily, office and retail assets east of the Mississippi River. Mr. Chapman received his B.S. from

                        Marquette University.


James D. Foster         SC (US) Management employee responsible for conducting
                        strategic market and product analyses for affiliates of the firm. Prior to joining SC (US) Management, Mr.
                        Foster was an account manager with the government securities clearance division of the Bank of New York.
                        Previously, Mr. Foster was employed by the National
                        Basketball Association and the New York Yankees. Mr.
                        Foster received his M.B.A. from the University of Chicago Graduate School of Business and his B.A. from
                        Tufts University.

John Montaquila III     SC (US) Management employee responsible for conducting
                        strategic market and product analyses for affiliates of the firm. Previously, Mr. Montaquila was in the Management Development Program with Security Capital
                        Group, working in six-month rotational assignments with Managing Directors of the firm. Prior to joining
                        Security Capital Group, Mr. Montaquila was a vice president in the investment real estate division of The
                        Boston Financial Group. Mr. Montaquila received his M.M.
                        from J.L. Kellogg Graduate School of Management at
                        Northwestern University and his B.S. from The Wharton
                        School, University of Pennsylvania.


Investment Advisory Agreement

     Certain other clients of SC (US) Management may have investment objectives and policies similar to those of SC-US. SC (US) Management may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with SC-US. If transactions on behalf of more than one client during the same period increase the demand for securities being sold, there may be an adverse effect on the price of such securities. It is the policy of SC (US) Management to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by SC (US) Management to the accounts involved, including SC-US. When two or more of the clients of SC (US) Management (including SC-US) are purchasing or selling the same security on a given day through the same broker-dealer, such transactions may be averaged as to price.

     SC (US) Management's advice to SC-US with respect to purchases or sales of securities issued by a Security Capital controlled real estate company may be affected by sales or purchases by Security Capital Group or its affiliates of securities issued by the same issuer. Because SC-US is an affiliate of Security Capital Group, SC-US's purchases and sales of securities issued by such an issuer may be netted against sales and purchases by Security Capital Group and any of its other affiliates of securities of such issuer during the six months preceding or following SC-US's "opposite way" transactions for purposes of
Section 16 of the Exchange Act. If such netting results in a profit to Security Capital Group or any of is affiliates (including SC-US), Security Capital Group or its affiliates, as the case may be, will be required to disgorge such "profits" to the issuer of such securities. As a result, SC (US) Management's recommendations to SC-US may be affected by SC (US) Management's desire to avoid SC-US or Security Capital Group or any of its other affiliates having to disgorge profits to such issuer.

     Pursuant to an amended investment advisory agreement dated [__________, 1997] (the "Advisory Agreement"), SC (US) Management furnishes a continuous investment program for SC-US's portfolio, makes the day-to-day investment decisions for SC-US, executes the purchase and sale orders for the portfolio transactions of SC-US and generally manages SC-US's investments in accordance with the stated policies of SC-US, subject to the general supervision of SC-US's Board of Directors.

     Under the Advisory Agreement, each class of SC-US shares pays SC (US) Management a monthly management fee in an amount equal to 1/12th of [___%] of the average daily value of the net assets of that class of SC-US shares (approximately [___%] on an annual basis). Under a prior investment advisory agreement, effective April 11, 1997 through [_____, 1997], ("Initial Advisory Agreement"), pursuant to which SC (US) Management provided the same advisory services as under the Advisory Agreement, the monthly management fee was equal to 1/12th of [___%] of the average daily net assets of SC-US (approximately [___%] on an annual basis). Under the Initial Advisory Agreement, SC (US) Management waived fees and/or reimbursed expenses to maintain SC-US's total operating expenses, other than brokerage fees and commissions, at no more than [_____%] of SC-US's average net assets for the year ending December 31, [_____]. Under the Advisory Agreement, SC (US) Management waives fees and/or reimburses expenses to maintain SC-US's Class I shares' total operating expenses, other than brokerage fees and commissions, at no more than [_____]% of the Class I average net assets for the year ending December 31, 1998 and SC-US's Class R shares' total operating expenses, other than brokerage fees and commissions, at no more than [_____]% of the Class R average net assets for the year ending December 31, [____]. Expense reimbursements, if any, are accrued daily and paid monthly. For the period April 23, 1997 (the effective date of SC-US's initial registration statement) through [______________, 1997], SC (US) Management earned [$______________] for providing investment management services to SC-US.


     SC (US) Management also provides SC-US with such personnel as SC-US may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which SC (US) Management is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of SC-US, may be employees of SC (US) Management or its affiliates. The cost to SC-US of these services must be agreed to by SC-US and is intended to be no higher than the actual cost to SC (US) Management or its affiliates of providing the services. SC-US does not pay for services performed by officers of SC (US) Management or its affiliates. SC-US may from time to time hire its own employees or contract to have services performed by third parties, and the management of SC-US intends to do so whenever it appears advantageous to SC-US.

     In addition to the payments to SC (US) Management under the Advisory Agreement described above, each class of SC-US pays certain other costs of its operations including: (a) administration , custodian and transfer agency fees,
(b) fees of Directors who are not affiliated with SC (US) Management, (c) legal and auditing expenses, (d) costs of printing SC-US's prospectus and shareholder reports, (e) costs of maintaining SC-US's existence, (f) interest charges, taxes, brokerage fees and commissions, (g) costs of stationery and supplies, (h) expenses and fees related to registration and filing with federal and state regulatory authorities, (i) distribution fees (Class R only), and (j) upon the approval of SC-US's Board of Directors, costs of personnel of SC-US Management or its affiliates rendering clerical, accounting and other office services. Each class of SC-US shares pays the portion of SC-US expenses attributable to its operations.

     The Advisory Agreement was approved on [_______, 1997] by SC-US's Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of SC-US or SC (US) Management ("non-interested Directors"), and by the written consent of SCERF Incorporated ("SCERF"), an affiliate of SC (US) Management, that owned [___%] of SC-US's shares. The Initial Advisory Agreement had been approved by SC-US's Directors, including a majority of the non-interested Directors on April 11, 1997 and by the unanimous written consent of SC-US shareholders on that same date. The Advisory Agreement continues in effect until April 11, 1999 and will continue in effect from year to year thereafter, provided that its continuance is specifically approved prior to the initial expiration of the Advisory Agreement or annually thereafter, as the case may be, by the Directors or by a vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval.

     The Advisory Agreement is terminable without penalty by SC-US on sixty days' written notice when authorized either by majority vote of its outstanding voting securities or by a vote of a majority of its Directors, or by SC (US) Management on sixty days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of SC (US) Management, or of reckless disregard of its obligations thereunder, SC (US) Management shall not be liable for any action or failure to act in accordance with its duties thereunder.


Administrator and Sub-Administrator

     SC-US has also entered into a fund administration and accounting agreement with SC (US) Management (the "Administration Agreement") under which SC (US) Management performs certain administrative functions for SC-US, including (i) providing office space, telephone, office equipment and supplies for the Fund;
(ii) paying compensation of SC-US's officers for services rendered as such;
(iii) authorizing expenditures and approving bills for payment on behalf of SC-US; (iv) supervising preparation of the periodic updating of SC-US's Prospectus and Statement of Additional Information; (v) supervising preparation of quarterly reports to SC-US's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of SC-US's investment portfolio and the publication of the net asset value of SC-US's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to SC-US, including SC-US's custodian (the "Custodian"), transfer agent (the "Transfer Agent") and printers; (viii) providing trading desk facilities for SC-US; (ix) maintaining books and records for SC-US (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than SC-US's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities.

     In accordance with the terms of the Administration Agreement and with the approval of SC-US's Board of Directors, SC (US) Management has caused SC-US to retain Firstar Trust Company (the "Sub-Administrator") as sub-administrator under a fund administration and servicing agreement (the "Sub-Administration Agreement").

     Under the Sub-Administration Agreement, the Sub-Administrator has assumed responsibility for performing certain of the foregoing administrative functions, including determining the net asset value of each class of SC-US shares and preparing such figures for publication, maintaining certain of SC-US's books and records that are not maintained by SC (US) Management as investment adviser, or by the Custodian or Transfer Agent, preparing financial information for SC-US's income tax returns, proxy statements, quarterly and annual shareholders reports, and SEC filings, and responding to shareholder inquiries. Under the terms of the Sub-Administration Agreement, SC-US pays the Sub-Administrator a monthly administration fee at the annual rate of [___%] of the first [$____] of SC-US's average daily net assets, and at lower rates on SC-US's average daily net assets in excess of that amount, subject to an annual minimum fee of [$_______]. For the period April 23, 1997 (the effective date of SC-US's initial registration statement) through [______, 1997], the Sub-Administrator earned [$_________] for providing sub-administration services to SC-US. The Sub-Administrator also serves as the Custodian and Transfer Agent. See "Custodian and Transfer and Dividend Disbursing Agent."

     Under the Administration Agreement, SC (US) Management remains responsible for monitoring and overseeing the performance by the Sub-Administrator of its obligations to SC-US under the Sub-Administration Agreement, subject to the overall authority of SC-US's Board of Directors. For its services under the Administration Agreement, SC (US) Management receives a monthly fee from SC-US at the annual rate of [___%] of SC-US's average daily net assets. For the period April 23, 1997 (the effective date of SC-US's initial registration statement) through [______, 1997], SC (US) Management earned [$_______] for providing services to SC-US under the Administration Agreement.

     The Administration Agreement is terminable by either party on sixty days' written notice to the other. The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of SC
(US) Management, or of reckless disregard of its obligations thereunder, SC (US) Management shall not be liable for any action or failure to act in accordance with its duties thereunder.

                               DISTRIBUTION PLAN

     As described in the Prospectus, SC-US has adopted a Distribution Plan with respect to the Class R shares ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. See "Distribution Plan" in the Prospectus. The Plan has been approved by a vote of the Board of Directors with respect to the Class R shares, including a majority of the Directors who are not interested persons of SC-US and have no direct or indirect financial interest in the operation of the Plan ("disinterested Directors"), cast in person at a meeting called for the purposes of voting on the Plan. The annual compensation payable, by SC-US to Security Capital Markets Group Incorporated ("Distributor") under the Plan is an amount equal to [___%] (on an annual basis) of the average daily net asset value of Class R shares of SC-US.

     Under the Plan, SC-US is authorized to pay a distribution fee for distribution activities in connection with the sale of Class R shares and a service fee for services provided which are necessary for the maintenance of shareholder accounts. To the extent such fee exceeds the expenses of these distribution and shareholder servicing activities, the Distributor may retain such excess as compensation for its services and may realize a profit from these arrangements.

     The Plan is a compensation plan which provides for the payment of a specified distribution and service fee without regard to the distribution and service expenses actually incurred by the Distributor with respect to Class R shares. If the Plan was terminated by the Board of Directors and no successor Plan was adopted, the Directors would cease to make distribution and service payments to the Distributor and the Distributor would be unable to recover the amount of any of its unreimbursed distribution expenditures. However, the Distributor does not intend to incur distribution and service expenses at a rate that materially exceeds the rate of compensation received under the Plan.

     The types of expenses for which the Distributor and third parties may be compensated under the Plan include compensation paid to and expenses incurred by their officers, employees and sales representatives, allocable overhead, telephone and travel expenses, the printing of prospectuses and reports for other than existing shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class R shares of SC-US. Additional types of expenses covered by the Plan include responding to shareholder inquiries and providing shareholders with information on their investments.

     Under the Plan, the Distributor will provide to the Board of Directors for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by the Distributor under the Plan and the purposes for which such services were performed and expenditures were made.

     The Plan was approved by the Board of Directors, including the disinterested Directors, on [____________, 1997]. Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by a vote of the Board of Directors, including a majority of the disinterested Directors. The Plan may not be amended to increase materially the amount to be spent for the services described therein as to the Class R shares of SC-US without approval of a majority of the outstanding Class R shares of SC-US. All material amendments of the Plan must also be approved by the Board of Directors in the manner described above. The Plan may be terminated at any time without payment of any penalty by a vote of a majority of the disinterested Directors or by a vote of a majority of the outstanding Class R shares of SC-US. So long as the Plan is in effect the selection and nomination of disinterested Directors shall be committed to the discretion of the disinterested Directors. The Board of Directors has determined that in their judgment there is a reasonable likelihood that the Plan will benefit SC-US and the holders of its Class R shares.


                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each class of shares is determined by SC-US on each day the New York Stock

Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of SC-US to affect materially the Fund's net asset value. The New York Stock Exchange is closed on Saturdays, Sundays, and on New Year's Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day and Christmas Day (collectively, the "Holidays"). When any Holiday falls on a Saturday, the Exchange is closed the preceding Friday, and when any Holiday falls on a Sunday, the Exchange is closed the following Monday. No redemptions will be made on Martin Luther King Day (the third Monday in January), Columbus Day (the second Monday in October) and Veteran's Day, nor on any of the Holidays.

     Net asset value per share for each class is determined by adding the market value of all securities in SC-US's portfolio and other assets represented by a class, subtracting liabilities incurred or accrued that are allocable to the class, and dividing by the total number shares of that class then outstanding. Because of the differences in operating expenses incurred by each class, the per share net asset value of each class will differ.

     For purposes of determining SC-US's net asset value per share for each class, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.


                              REDEMPTION OF SHARES

     Payment of the redemption price for shares redeemed, after deduction of the redemption fee, may be made either in cash or in portfolio securities (selected in the discretion of SC-US's Board of Directors and taken at their value used in determining SC-US's net asset value per share as described in the Prospectus under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless SC-US's Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of SC-US. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. SC-US will not distribute in kind portfolio securities that are not readily marketable.

     SC-US has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates SC-US to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of SC-US at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, SC-US reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of redemption in cash would be detrimental to the existing shareholders of SC-US as determined by the board of directors. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should SC-US distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the supervision of the Directors, decisions to buy and sell securities for SC-US and negotiation of its brokerage commission rates are made by SC (US) Management. Transactions on U.S. stock exchanges involve the payment by SC-US of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by SC-US usually includes an undisclosed dealer commission or mark-up. In certain instances, SC-US may make purchases of underwritten issues at prices which include underwriting fees.

     In selecting a broker to execute each particular transaction, SC (US) Management will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of SC-US on a continuing basis. Accordingly, the cost of the brokerage commissions to SC-US in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, SC (US) Management shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of it having caused SC-US to pay a broker that provides research services to SC (US) Management an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if SC (US) Management determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or SC (US) Management's ongoing responsibilities with respect to SC-US. Research and investment information is provided by these and other brokers at no cost to SC (US) Management and is available for the benefit of other accounts advised by SC (US) Management and its affiliates, and not all of the information will be used in connection with SC-US. While this information may be useful in varying degrees and may tend to reduce SC (US) Management's expenses, it is not possible to estimate its value and in the opinion of SC (US) Management it does not reduce SC (US) Management's expenses in a determinable amount. The extent to which SC (US) Management makes use of statistical, research and other services furnished by brokers is considered by SC (US) Management in the allocation of brokerage business but there is no formula by which such business is allocated. SC (US) Management does so in accordance with its judgment of the best interests of SC-US and its shareholders. SC (US) Management may also take into account payments made by brokers effecting transactions for SC-US to other persons on behalf of SC-US for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, SC (US) Management may consider sales of shares of SC-US as a factor in the selection of brokers and dealers to enter into portfolio transactions with SC-US.


                                    TAXATION

Taxation of SC-US

     SC-US intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

     To qualify as a regulated investment company, SC-US must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities, (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to SC-US's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of SC-US's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of SC-US's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (d) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     As a regulated investment company, SC-US generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. SC-US intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, SC-US must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by SC-US in October, November or December with a record date in such a month and paid by SC-US during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, SC-US intends to make its distributions in accordance with the calendar year distribution requirement.


Distributions

     Dividends paid out of SC-US's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because a portion of SC-US's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by SC-US may be eligible for the corporate dividends-received deduction. Dividends paid by SC-US attributable to dividends received by SC-US from REITs or corporations exempt from federal income tax under Section 501 of the Code, however, are not eligible for such deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held SC-US's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have taxable income from the receipt of, and a cost basis in, each such share equal to the net asset value of a share of SC-US on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     The portion of a SC-US distribution classified as a return of capital generally is not taxable to SC-US shareholders, but it will reduce their tax basis in their shares, which in turn would effect the amount of gain or loss shareholders would realize on the sale or redemption of their shares. If a return of capital distribution exceeds a shareholder's tax basis in his shares, the excess is generally taxed as capital gain to the shareholder assuming the shares are a capital asset.

     REITs do not provide complete information about the taxability of their distributions (i.e., how much of their distributions represent a return of capital) until after the calendar year ends. As a result, SC-US may not be able to determine how much of SC-US's annual distributions for a particular year are taxable to shareholders until after the traditional January 31 deadline for issuing Form 1099-DIV ("Form 1099"). SC-US in such circumstance may send to shareholders amended Form 1099s after January 31 or may request permission from the Internal Revenue Service for an extension permitting SC-US to send the Form 1099 in February.


Sale of Shares

     Upon the sale or other disposition of shares of SC-US, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of SC-US shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Investments in Real Estate Investment Trusts

     SC-US may invest in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of SC-US's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as SC-US, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. SC (US) Management does not intend on behalf of SC-US to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.


Backup Withholding

     Except as described below, SC-US is required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide SC-US with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.


Foreign Shareholders

     U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("foreign shareholder") depends on whether the income of SC-US is "effectively connected" with a U.S. trade or business carried on by the shareholder.

     Income Not Effectively Connected. If the income from SC-US is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see "Taxation--Investments in Real Estate Investment Trusts," above)), which tax is generally withheld from such distributions.

     Distributions of capital gain dividends and any amounts retained by SC-US which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30%

U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, SC-US may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Taxation--Backup Withholding," above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of SC-US in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of SC-US and the five year period ending on the date of the disposition of those shares, SC-US was a "U.S. real property holding corporation" (and, if the shares of SC-US are regularly traded on an established securities market, the foreign shareholder held more than 5% of the shares of SC-US), in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a "U.S. real property holding corporation" if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of SC-US, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

     Income Effectively Connected. If the income from SC-US is "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by SC-US which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of SC-US will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in SC-US.


Other Taxation

     SC-US shareholders may be subject to state, local and foreign taxes on their SC-US distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in SC-US.


                  ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

     SC-US was incorporated on January 23, 1997 under Maryland law as Security Capital Employee REIT Fund Incorporated. On [______, 1997], its name was officially changed to Security Capital U.S. Real Estate Shares
Incorporated.

     SC-US is authorized to issue 50,000,000 shares of common stock, $.01 par value per share (the "Common Stock"). SC-US's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares of SC-US, when duly issued, are fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in SC-US's Articles of

Incorporation and By-Laws which have been filed with the SEC as exhibits to the registration statement of which this Statement of Additional Information is a part.

     The Board of Directors is authorized to reclassify and issue any unissued shares of SC-US without shareholder approval and create additional series of shares with different investment objectives, policies or restrictions. Pursuant to this authority, on [___________, 1997], the Board of Directors adopted a Multiple Class Plan ("Plan") under Rule 18f-3 of the Investment Company Act of 1940, as amended, authorizing SC-US to issue two classes of shares; Class I shares and Class R shares. In accordance with the Plan, Class I shares are offered to investors whose initial minimum investment is [$_________] and Class R shares are available for purchase by all other investors. Class R shares and Class I shares offer different services to shareholders and incur different expenses. Each class pays its proportionate share of SC-US expenses.

     At [__________________, 1997,] there were [____________] Class R shares and
[_____] Class I shares outstanding. At such date the Directors and officers as a group beneficially owned, directly or indirectly, including the power to vote or to dispose of, less than 1% of the issued and outstanding shares of SC-US. Also as of that date, the following persons owned of record 5% or more of SC-US's outstanding shares:



                                                               Percentage of
                                                               -------------
                                            Number of              Shares
                                            ---------              ------
    Name of Shareholder                    Shares Owned             Owned
    -------------------                    ------------             -----
    SCERF Incorporated
    (a Maryland corporation)
    3753 Howard Hughes Parkway           [To be filed by       [To be filed by
    Las Vegas, Nevada 89109............    amendment.]           amendment.]

     SCERF, a wholly-owned subsidiary of Security Capital Group, owns [______%] of the issued and outstanding shares (which will become Class I shares) of SC-US, which means that SCERF controls SC-US for purposes of the 1940 Act. The effect of SCERF's ownership of a controlling interest in SC-US is to dilute the voting power of other SC-US shareholders.

                                   DISTRIBUTOR

     Security Capital Markets Group Incorporated, an affiliate of SC (US) Management, serves as the distributor of SC-US Class I shares without charge and as the distributor of Class R shares pursuant to a Distribution and Servicing Agreement dated [_____________, 1997] ("Agreement"). The Distributor is not obligated to sell any specific amount of shares and will sell shares, as agent for SC-US, on a best efforts continuous basis only against orders to purchase shares.

     The Agreement was approved by the Board of Directors, including a majority of the disinterested Directors on [_____________, 1997].


              CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     Firstar Trust Company which has its principal business at 615 East Michigan Street, Milwaukee, Wisconsin 53202 has been retained to act as Custodian of SC-US's investments and as SC-US's transfer and dividend disbursing agent. Firstar Trust Company does not determine the investment policies of SC-US or decide which securities SC-US will buy or sell.

                             PERFORMANCE INFORMATION

     From time to time, SC-US may quote SC-US's total return in advertisements or in reports and other communications to shareholders. SC-US's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of SC-US's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in SC-US with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing SC-US's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.


Average Annual Total Return

     SC-US's "average annual total return" figures described in the Prospectus are computed according to a formula. The formula can be expressed as follows:

                                P(1 + T)/n/ = ERV

Where:    P       =     a hypothetical initial payment of $1,000
          T       =     average annual total return
          n       =     number of years
          ERV     =     Ending Redeemable Value of a hypothetical $1,000
                        investment made at the beginning of a 1-, 5-, or 10-year
                        period at the end of a 1-, 5-, or 10-year period (or
                        fractional portion thereof), assuming reinvestment of
                        all dividends and distributions.

Aggregate Total Returns

     SC-US's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in SC-US for the specified period and are computed by the following formula.

                       Aggregate Total Return = (ERV-P)
                                                -------
                                                   P

Where:    P       =     a hypothetical initial payment of $1,000.
          ERV     =     Ending Redeemable Value of a hypothetical $1,000
                        investment made at the beginning of the 1-, 5- or
                        10-year period at the end of the 1-, 5- or 10-year
                        period (or fractional portion thereof), assuming
                        reinvestment of all dividends and distributions.

Yield

     Quotations of yield for SC-US will be based on all investment income per share earned during a particular 30- day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                            Yield = 2[(a-b + 1)/6/-1]
                                       ---
                                       cd

Where:    a    =      dividends and interest earned during the period.
          b    =      expenses accrued for the period (net of reimbursements)
          c    =      the average daily number of shares outstanding during the
                      period that were entitled to receive dividends
          d    =      the maximum offering price per share on the last day of
                      the period.

     In reports or other communications to shareholders of SC-US or in advertising materials, SC-US may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. SC-US may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole--the beta--or in absolute terms--the standard deviation.)


                       COUNSEL AND INDEPENDENT ACCOUNTANTS

     Legal matters in connection with the issuance of the shares of SC-US offered hereby will be passed upon by Mayer, Brown & Platt, 2000 Pennsylvania Ave., NW, Washington, DC, 20006, which will rely as to certain matters of Maryland law on an opinion of [__________________].

     [_______________] have been appointed as independent accountants for SC-US.

                              FINANCIAL STATEMENTS


                          [ To be filed by amendment.]

             Security Capital U.S. Real Estate Shares Incorporated


                                   Form N-1A

                          Part C -- Other Information


Item 24.  Financial Statements and Exhibits.

     (a)  Financial Statements.

          To be filed by amendment.

     (b)  Exhibits:

          A list of exhibits filed herewith is contained on the Exhibit Index which immediately precedes such exhibits and is incorporated herein by reference.


Item 25.  Persons Controlled by or Under Common Control with Registrant.

     Following is a list of entities that for purposes of the Investment Company Act of 1940 are controlled by or under common control with Security Capital U.S. Real Estate Shares Incorporated:



                                                   Jurisdiction of
                      Name                          Organization                  Basis of Control
  ----------------------------------------          ------------         ----------------------------------

Security Capital Group Incorporated ("Group")         Maryland         No entity controls Group

     SC Realty Incorporated ("SC Realty")              Nevada          Ownership by Group of 100% of voting
                                                                       securities

          SCERF Incorporated                          Maryland         Ownership by SC Realty of 100% of
                                                                       voting securities

               Security Capital U.S. Real             Maryland         Ownership by SCERF Incorporated of
                  Estate Shares Incorporated                           100% of voting securities

          Security Capital Preferred Growth           Maryland         Ownership by SC Realty of 100% of
             Incorporated                                              voting securities

     Security Capital Management                      Delaware         Ownership by Group of 100% of voting
        Incorporated                                                   securities

     Security Capital Investment                      Delaware         Ownership by Group of 100% of voting
        Incorporated                                                   securities

     Belmont Corporation                              Delaware         Ownership by Group of 100% of voting
                                                                       securities

     Security Capital Pacific Incorporated            Delaware         Ownership by Security Capital
                                                                       Investment Incorporated of 100% of
                                                                       voting securities

     Security Capital Industrial                      Delaware         Ownership by Security Capital
        Incorporated                                                   Investment Incorporated of 100% of
                                                                       voting securities

     Security Capital (Atlantic)                       Nevada          Ownership by Security Capital
        Incorporated                                                   Investment Incorporated of 100% of
                                                                           voting securities

                                                   Jurisdiction of
                      Name                          Organization                  Basis of Control
  ----------------------------------------          ------------         ----------------------------------
     SCI Client Services Incorporated                Delaware           Ownership by Group of 100% of voting
                                                                        securities
     SCG Realty Services Incorporated                  Texas            Ownership by Group of 100% of voting
                                                                        securities
     SCG Realty Services Atlantic                    Delaware           Ownership by Group of 100% of voting
        Incorporated                                                    securities
     Security Capital Investment Research            Delaware           Ownership by Group of 100% of voting
        Incorporated ("Investment                                       securities
        Research")
     Security Capital (US) Management                Delaware           Ownership by Investment Research of
         Group Incorporated                                             100% of voting securities
     Security Capital Strategic Group                Maryland           Ownership by Investment Research of
        Incorporated                                                    100% of voting securities
     Security Capital Real Estate Research           Maryland           Ownership by Investment Research of
        Group Incorporated                                              100% of voting securities
     SC Group Incorporated                             Texas            Ownership by Group of 100% of voting
                                                                        securities
     Security Capital Markets Group                  Delaware           Ownership by Group of 100% of voting
        Incorporated                                                    securities
     Strategic Hotel Capital Incorporated            Delaware           Ownership by Group of 51% of voting
                                                                        securities
     Security Capital (EU) Management               Luxembourg          Ownership by Group of 100% of voting
        S.A.                                                            securities
     Security Capital (UK) Management             United Kingdom        Ownership by Security Capital (EU)
        Limited                                                         Management S.A. of 100% of voting
                                                                        securities
Security Capital US Realty S.A. ("US                Luxembourg          Ownership by Group of 40% of voting
   Realty")                                                             securities
     CarrAmerica Realty Corporation                  Maryland           Ownership by US Realty of 39.5% of
                                                                        voting securities
     Storage USA, Inc.                               Tennessee          Ownership by US Realty of 36.7% of
                                                                        voting securities
     Regency Realty Corporation                       Florida           Ownership by US Realty of 43.4% of
                                                                        voting securities
     Pacific Retail Trust                            Maryland           Ownership by US Realty of 67.6% of
                                                                        voting securities
     Urban Growth Property Incorporated              Delaware           Ownership by US Realty of 100% of
                                                                        voting securities
     City Center Retail Trust                        Maryland           Ownership by US Realty of 100% of
                                                                        voting securities
     National Parking Company                        Maryland           Ownership by US Realty of 100% of
                                                                        voting securities
Security Capital Industrial Trust                    Maryland           Ownership by SC Realty of 44.1% of
                                                                        voting securities

                                                   Jurisdiction of
                   Name                             Organization                    Basis of Control
----------------------------------------            ------------          --------------------------------------

     Security Capital Industrial                   Delaware             Ownership by SCI of 100% of voting
        Management Incorporated ("SCI")                                 securities
     1440 Goodyear Partners                          Texas              Sole general Partnership interest owned
                                                                        by SCI
     Red Mountain Joint Venture                      Texas              Sole general Partnership interest owned
                                                                        by SCI
     SCI Limited Partnership-I                     Delaware             Sole general Partnership interest owned
                                                                        by SCI
     SCI Limited Partnership-II                    Delaware             Sole general Partnership interest owned
                                                                        by SCI
     SCI Limited Partnership-III                   Delaware             Sole general Partnership interest owned
                                                                        by SCI
     SCI Limited Partnership-IV                    Delaware             Sole general Partnership interest owned
                                                                        by SCI IV, Inc.
     SCI IV, Inc.                                  Delaware             Ownership by SCI of 100% of voting
                                                                        securities
     SCI--Alabama (1) Incorporated                  Maryland            Ownership by SCI of 100% of voting
                                                                        securities
     SCI--Alabama (2) Incorporated                  Maryland            Ownership by SCI of 100% of voting
                                                                        securities
     Security Capital Alabama Industrial            Alabama             Ownership of 100% of voting securities
        Trust                                                           by SCI--Alabama (1) Incorporated
                                                                        and SCI--Alabama (2) Incorporated
     SCI--North Carolina (1) Incorporated           Maryland            Ownership by SCI of 100% of voting
                                                                        securities
     SCI--North Carolina (2) Incorporated           Maryland            Ownership by SCI of 100% of voting
                                                                        securities
     SCI--North Carolina Limited                    Delaware            Sole general partnership interest owned
        Partnership                                                     by SCI--North Carolina (1)
                                                                        Incorporated
     SCI Houston Holdings Inc.                     Delaware             Ownership by SCI of 100% of voting
                                                                        securities
     SCI Client Services of Colorado               Colorado             Ownership by SCI Client Services
                                                                        Incorporated of 80.0% of voting
                                                                        securities
     SCI Mexico Industrial Trust                   Maryland             Ownership by SCI of 100% of voting
                                                                        securities
     Security Capital Atlantic Incorporated        Maryland             Ownership by SC Realty of 51.4% of
        ("Atlantic")                                                    voting securities
     Security Capital Atlantic Management          Delaware             Ownership by Atlantic of 100% of
        Incorporated                                                    voting securities
     SCA Florida Holdings (1) Incorporated          Florida             Ownership by Atlantic of 100% of
                                                                        voting securities
     Atlantic--Alabama (1) Incorporated             Maryland            Ownership by Atlantic of 100% of
                                                                        voting securities

                                                Jurisdiction of
                   Name                          Organization                       Basis of Control
----------------------------------------         ------------           ----------------------------------------

     Atlantic--Alabama (2) Incorporated             Maryland            Ownership by Atlantic of 100% of
                                                                        voting securities
     Security Capital Alabama Multifamily            Alabama            Ownership by Atlantic--Alabama (1)
        Trust                                                           Incorporated and Atlantic--Alabama
                                                                        (2) Incorporated of 100% of voting
                                                                        securities
     Atlantic--Alabama (3) Incorporated             Delaware            Ownership by Atlantic of 100% of
                                                                        voting securities
     Atlantic--Alabama (4) Incorporated             Delaware            Ownership by Atlantic of 100% of
                                                                        voting securities
     Atlantic Alabama Multifamily Trust              Alabama            Ownership of 100% of voting securities
                                                                        by Atlantic--Alabama (3)
                                                                        Incorporated and Atlantic--Alabama
                                                                        (4) Incorporated
     Atlantic--Alabama (5) Incorporated             Delaware           Ownership by Atlantic of 100% of
                                                                        voting securities
     Atlantic--Alabama (6) Incorporated             Delaware            Ownership by Atlantic of 100% of
                                                                        voting securities
     SCA--Alabama Multifamily Trust                  Alabama            Ownership of 100% of voting securities
                                                                        by Atlantic--Alabama (5)
                                                                        Incorporated and Atlantic--Alabama
                                                                        (6) Incorporated
     SCA--South Carolina (1) Incorporated           Maryland            Ownership by Atlantic of 100% of
                                                                        voting securities
     SCA--North Carolina (1) Incorporated           Maryland            Ownership by Atlantic of 100% of
                                                                        voting securities
     SCA North Carolina (2) Incorporated            Maryland            Ownership by Atlantic of 100% of
                                                                        voting securities
     SCA North Carolina Limited                     Delaware            Sole general partnership interest owned
        Partnership                                                     by SCA--North Carolina (1)
                                                                        Incorporated
     SCA--Tennessee Limited Partnership             Delaware            Sole general partnership interest owned
                                                                        by SCA--Tennessee (1) Incorporated
     SCA--Tennessee (1) Incorporated                Delaware            Ownership by Atlantic of 100% of
                                                                        voting securities
     SCA--Tennessee (2) Incorporated                Delaware            Ownership by Atlantic of 100% of
                                                                        voting securities
     Security Capital Atlantic Multifamily          Delaware            Ownership by Atlantic of 100% of
        Inc.                                                            voting securities
Security Capital Pacific Trust ("PTR")              Maryland            Ownership by SC Realty of 36.0% of
                                                                        voting securities
     Security Capital Pacific Management            Delaware            Ownership by PTR of 100% of voting
        Incorporated                                                    securities
     SCP Nevada Holdings 1 Incorporated              Nevada             Ownership by PTR of 100% of voting
                                                                        securities

                                                   Jurisdiction of
                   Name                             Organization                    Basis of Control
----------------------------------------            ------------        ----------------------------------------

     SCP Utah Holdings 1 Incorporated                   Utah            Ownership by PTR of 100% of voting
                                                                        securities
     SCP Utah Holdings 2 Incorporated                   Utah            Ownership by PTR of 100% of voting
                                                                        securities
     SCP Utah Holdings 3 Incorporated                   Utah            Ownership by PTR of 100% of voting
                                                                        securities
     Las Flores Development Company                     Texas           Ownership by PTR of 100% of voting
                                                                        securities
     PTR Holdings (Texas) Incorporated                  Texas           Ownership by PTR of 100% of voting
                                                                        securities
     PTR Multifamily Incorporated                     Delaware          Ownership by PTR of 100% of voting
                                                                        securities
     PTR-California Holdings (1)                      Maryland          Ownership by PTR of 100% of voting
        Incorporated                                                    securities
     PTR-California Holdings (2)                      Maryland          Ownership by PTR of 100% of voting
        Incorporated                                                    securities
     PTR-New Mexico (1) Incorporated                  Delaware          Ownership by PTR of 100% of voting
                                                                        securities
     PTR-New Mexico (2) Incorporated                  Delaware          Ownership by PTR of 100% of voting
                                                                        securities
Homestead Village Incorporated                        Maryland          Ownership by SC Realty (including its
                                                                        subsidiaries) of 56.5% of voting
                                                                        securities
     KC Homestead Village                             Missouri          Ownership by Homestead Village
        Redevelopment Corporation                                       Incorporated of 100% of voting
                                                                        securities
     Missouri Homestead Village                       Maryland          Ownership by Homestead Village
        Incorporated                                                    Incorporated of 100% of voting
                                                                        securities
     Atlantic Homestead Village Limited               Delaware          Sole general partnership interest owned
        Partnership                                                     by Atlantic Homestead Village (1)
                                                                        Incorporated
     Atlantic Homestead Village (1)                   Maryland          Ownership by Homestead Village
        Incorporated                                                    Incorporated of 100% of voting
                                                                        securities
     Atlantic Homestead Village (2)                   Maryland          Ownership by Homestead Village
        Incorporated                                                    Incorporated of 100% of voting
                                                                        securities
     PTR Homestead Village (1)                        Maryland          Ownership by Homestead Village
        Incorporated                                                    Incorporated of 100% of voting
                                                                        securities
     PTR Homestead Village (2)                        Maryland          Ownership by Homestead Village
        Incorporated                                                    Incorporated of 100% of voting
                                                                        securities

                                                   Jurisdiction of
                   Name                             Organization                    Basis of Control
----------------------------------------            ------------        ----------------------------------------
      PTR Homestead Village Limited                   Delaware          Sole general partnership interest owned
         Partnership                                                    by PTR Homestead Village (1)
                                                                        Incorporated
      Homestead Alabama Incorporated                   Alabama          Ownership by Homestead Village
                                                                        Incorporated of 100% of voting
                                                                        securities

Item 26. Number of Holders of Securities.

      TITLE OF CLASS                                  NUMBER OF RECORD HOLDERS
Shares of Beneficial Interest                         at _______________, 1997
-----------------------------

Class R Shares                                                    0
Class I Shares                                                  ____


                          [To be filed by amendment.]

Item 27. Indemnification.

      Reference is made to Article Eighth of the Registrant's Articles of Incorporation (filed herewith as Exhibit 1.)

     Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to its Articles of Incorporation, its ByLaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28. Business and Other Connections of Investment Adviser.

     Security Capital (US) Management Group Incorporated ("SC (US) Management"), 11 South LaSalle Street, Chicago, Illinois 60603, provides investment advisory services to institutional investors.

     For information as to any other business, vocation or employment of a substantial nature in which each Director or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee, reference is made to Prospectus and Statement of Additional Information contained in this registration statement.

Item 29. Principal Underwriter.

     (a) Security Capital Markets Group Incorporated ("SCMG"), the principal distributor for the Registrant's securities, does not currently act as principal underwriter or distributor for any other investment company.

     (b) The table below sets forth certain information as to SCMG's Directors, Officers and Control Persons:





    Name and Principal             Positions and Offices                          Positions and Offices
     Business Address                with Underwriter                                with Registrant
     ----------------                ----------------                                ---------------
Lucinda G. Marker               President                                                 None
K. Scott Cannon                 Director and Vice President                               None
Jeffrey A. Klopf                Director, Secretary and Senior Vice President             None
Gerard de Gunzburg              Senior Vice President                                     None
Donald E. Suter                 Managing Director                                         None
Robert H. Fippinger             Vice President                                            None
Alison C. Hefele                Vice President                                            None
Garett C. House                 Vice President                                            None
Gerald R. Morgan, Jr.           Assistant Controller                                      None
Jayson C. Cyr                   Assistant Controller                                      None

     (c) Not Applicable.

*[Addresses to be filed by amendment.]

Item 30. Location of Accounts and Records.

     Certain of the records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by SC-US's Investment Adviser and Administrator, Security Capital (US) Management Group Incorporated, 11 S. LaSalle Street, Chicago, Illinois 60603. The remainder of such records are maintained by Firstar Trust Company, SC-US's Sub-Administrator, 615 East Michigan Street, Milwaukee, Wisconsin 53202.


Item 31. Management Services.

     There are no management-related service contracts not discussed in Part A or Part B.


Item 32. Undertakings.



     (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

     (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on the 9th day of October, 1997.


                       Security Capital U.S. Real Estate Shares Incorporated

                        By: /s/ Anthony R. Manno, Jr.
                           -----------------------------------------------------
                                Anthony R. Manno, Jr.
                                Chairman, Managing Director and President

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement of Security Capital U.S. Real Estate Shares Incorporated has been signed below by the following persons in the capacities and on the 9th day of October, 1997.



         Signature                        Capacity                    Date
----------------------------  -------------------------------   ----------------
  /s/ Anthony R. Manno, Jr.
----------------------------  Chairman, Managing Director and   October 9, 1997
    Anthony R. Manno, Jr.     President

  /s/ Jeffrey C. Nellessen
----------------------------  Principal Financial Officer       October 9, 1997
    Jeffrey C. Nellessen

  /s/ Jeffrey C. Nellessen
----------------------------           Comptroller              October 9, 1997
    Jeffrey C. Nellessen

  /s/ Stephen F. Kasbeer
----------------------------           Director                 October 9, 1997
     Stephen F. Kasbeer

  /s/ Anthony R. Manno, Jr.
----------------------------           Director                 October 9, 1997
      Anthony R. Manno, Jr.


                                 EXHIBIT INDEX


Exhibit  No.                  Description
------------   -----------------------------------------
  1*           Articles of Incorporation.

  2*           By-Laws.

  5(a)**       Investment Advisory Contract.

  5(b)         Amended Investment Advisory Contract. [To be filed by amendment.]

  6(a)***      General Distributor's Agreement.

  6(b)         Distribution and Servicing Agreement. [To be filed by amendment.]

  8**          Custodian Agreement.

  9(a)**       Transfer Agent Agreement.

  9(b)**       Accounting and Administration Agreement.

  9(c)**       Fund Accounting Servicing Agreement.

  10(a)*** Opinion and Consent of Mayer, Brown & Platt regarding the legality of the securities being issued.

  11(a)        Consent of Auditor. [To be filed by amendment.]

  11(b)        Consent of Mayer, Brown & Platt.

  15 Rule 12b-1 Distribution and Shareholder Servicing Plan.[To be filed by amendment.]

  17           Financial Data Schedule.  [To be filed by amendment.]

  18           Rule 18f-3 Multiple Class Plan. [To be filed by amendment.]




     *Incorporated herein by reference to Registrant's registration statement on Form N-1A (File Nos. 333- 20649 and 811-8033) filed with the Securities and Exchange Commission on January 29, 1997.

     **Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-1A (File Nos. 333-20649 and 811-8033) filed with the Securities and Exchange Commission on April 7, 1997.

     ***Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's registration statement on Form N-1A (file Nos. 333-20649 and 811-9033) filed with the Securities and Exchange Commission on April 21, 1997.